[SAFECO LOGO]

SAFECO RESOURCE SERIES TRUST
SEMIANNUAL REPORT
JUNE 30, 2002

Equity Portfolio                                                 1
Growth Opportunities Portfolio                                   6
Northwest Portfolio                                             12
Small Company Value Portfolio                                   17
Bond Portfolio                                                  22
Money Market Portfolio                                          28

REPORT FROM THE PORTFOLIO MANAGER
SAFECO RST EQUITY PORTFOLIO
AS OF JUNE 30, 2002

[PHOTO OF RICHARD MEAGLEY]

RICHARD MEAGLEY

HOW DID THE PORTFOLIO PERFORM?

During the six-month period, the SAFECO RST Equity Portfolio performed poorly versus its benchmark, the S&P 500 index. The Portfolio and the S&P 500 were down 17.29% and 13.16%, respectively. Even in these trying times for both the market and the economy, shareholders should find comfort in the types of companies this Portfolio owns. These companies have delivered strong earnings over time, they continue to have solid fundamentals, and I believe these stocks will emerge from the current market slump in good condition.

WHAT FACTORS IMPACTED PERFORMANCE?

Slightly over half of the year-to-date shortfall can be attributed to four stocks: Tyco International, AOL Time Warner, El Paso and Qwest Communications. Each company grew quickly in the last half of the 1990s. However, when the slowdown arrived, it became apparent that for these companies past growth was no indicator of future potential. All of these stocks dropped significantly in the first half of the year.

The healthcare sector also hurt performance. The severity and length of the earnings problems for companies with major patent expirations have been greater than I expected. Also, several companies without patent issues are experiencing earnings slowdowns.

Finally, holdings in what I would call "mega-cap" stocks hurt the Portfolio. Though this is a large-cap fund, I own more shares than the benchmark in big names like General Electric, Citigroup, Pfizer and Intel. On average, this group turned in a year-to-date performance that is worse than the benchmark.

WHAT CHANGES DID YOU MAKE AND WHY?

I sold the Portfolio's Tyco International and Qwest positions, because the long-term case for continuing with the investments was no longer intact. I kept AOL Time Warner and El Paso, because I believe the current prices are attractive even on materially reduced future expectations.

In healthcare, I sold the companies that find themselves in the midst of working through major patent expirations: Bristol-Myers Squibb, Schering-Plough and Merck. I took a new position in Pharmacia (on July 15, Pfizer announced plans to acquire Pharmacia), plus added to my positions in Abbott Laboratories and Wyeth. This last group of companies possesses less future risk relative to negative earnings revisions, yet sell at valuations close to the group of companies that I sold.

In the mega-cap arena, I reduced holdings in Wal-Mart, Microsoft and Intel, because near-term valuations no longer support maintaining the current position levels. However, in the case of General Electric, Pfizer and Citigroup, I chose to slightly increase the Portfolio's positions.

I increased the weightings in the technology and consumer discretionary sectors during the first half. Also, I have tried to focus, but not exclusively, on companies with more straightforward prospects. It is my belief that such companies will be the better investments in the positive, yet tepid market that I anticipate occurring through year-end.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?

I feel that things are looking up for the second half of the year. The valuation on the S&P 500 has retreated to more reasonable levels, and at the same time the economy appears to be doing fairly well.

Corporate scandals and investors' concerns about how much of the late 1990s earnings boom was "borrowed" from the current period will dampen near-term enthusiasm. However, I do believe the overall "mood" will be better by year-end than it is now, and I have endeavored to position the Portfolio to benefit from this outlook.

Richard Meagley, MBA, CFA

VICE PRESIDENT OF SAFECO ASSET MANAGEMENT; BA ECONOMICS, WAKE FOREST UNIVERSITY (1977); MBA FINANCE, UNIVERSITY OF WASHINGTON (1982); CHARTERED FINANCIAL ANALYST (CFA) (1986). RICHARD MEAGLEY JOINED SAFECO ASSET MANAGEMENT COMPANY AS AN EQUITY ANALYST IN 1983, AND WAS A PORTFOLIO MANAGER FROM 1988 TO 1992. AFTER GAINING TWO ADDITIONAL YEARS OF PORTFOLIO MANAGEMENT EXPERIENCE WITH A SEATTLE-AREA INVESTMENT FIRM, RICH REJOINED THE
ORGANIZATION IN 1995.

PERFORMANCE OVERVIEW & HIGHLIGHTS
SAFECO RST EQUITY PORTFOLIO

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2002       SIX MONTH*    1 YEAR    5 YEAR      10 YEAR
-------------------------------------------------------------------------------------
SAFECO RST EQUITY PORTFOLIO                (17.29)%     (20.07)%   (0.52)%     11.19%
S&P 500 INDEX                              (13.16)%     (17.99)%    3.66 %     11.42%

* Not annualized.

[CHART]

INVESTMENT VALUES:

                       SAFECO RST EQUITY PORTFOLIO      S&P 500 INDEX
 6/92                             $10,000                  $10,000
 7/92                             $10,374                  $10,408
 8/92                             $10,031                  $10,196
 9/92                             $10,070                  $10,315
10/92                             $10,428                  $10,351
11/92                             $11,066                  $10,702
12/92                             $11,335                  $10,834
 1/93                             $11,615                  $10,924
 2/93                             $11,599                  $11,073
 3/93                             $12,094                  $11,307
 4/93                             $11,846                  $11,033
 5/93                             $12,780                  $11,328
 6/93                             $12,820                  $11,361
 7/93                             $12,676                  $11,315
 8/93                             $13,363                  $11,743
 9/93                             $13,762                  $11,651
10/93                             $14,121                  $11,891
11/93                             $14,217                  $11,779
12/93                             $14,500                  $11,921
 1/94                             $15,420                  $12,326
 2/94                             $15,028                  $11,992
 3/94                             $14,423                  $11,470
 4/94                             $14,832                  $11,617
 5/94                             $15,198                  $11,807
 6/94                             $14,653                  $11,518
 7/94                             $14,994                  $11,896
 8/94                             $15,974                  $12,383
 9/94                             $15,812                  $12,080
10/94                             $16,161                  $12,351
11/94                             $15,837                  $11,902
12/94                             $15,796                  $12,078
 1/95                             $15,927                  $12,391
 2/95                             $16,340                  $12,873
 3/95                             $16,575                  $13,253
 4/95                             $17,006                  $13,643
 5/95                             $17,438                  $14,187
 6/95                             $17,992                  $14,516
 7/95                             $18,264                  $14,997
 8/95                             $18,799                  $15,035
 9/95                             $19,531                  $15,669
10/95                             $19,512                  $15,613
11/95                             $20,085                  $16,298
12/95                             $20,318                  $16,611
 1/96                             $20,889                  $17,176
 2/96                             $21,005                  $17,336
 3/96                             $21,269                  $17,503
 4/96                             $21,712                  $17,761
 5/96                             $22,219                  $18,218
 6/96                             $22,620                  $18,287
 7/96                             $21,744                  $17,480
 8/96                             $21,945                  $17,849
 9/96                             $23,275                  $18,853
10/96                             $24,014                  $19,373
11/96                             $25,863                  $20,836
12/96                             $25,355                  $20,423
 1/97                             $26,847                  $21,698
 2/97                             $26,987                  $21,868
 3/97                             $25,844                  $20,972
 4/97                             $26,672                  $22,223
 5/97                             $28,467                  $23,575
 6/97                             $29,656                  $24,630
 7/97                             $31,696                  $26,589
 8/97                             $30,041                  $25,101
 9/97                             $31,137                  $26,475
10/97                             $30,146                  $25,592
11/97                             $31,113                  $26,775
12/97                             $31,654                  $27,235
 1/98                             $32,144                  $27,536
 2/98                             $34,696                  $29,521
 3/98                             $35,853                  $31,031
 4/98                             $35,928                  $31,343
 5/98                             $35,262                  $30,805
 6/98                             $36,167                  $32,056
 7/98                             $35,727                  $31,715
 8/98                             $31,114                  $27,134
 9/98                             $33,288                  $28,873
10/98                             $36,243                  $31,219
11/98                             $38,581                  $33,111
12/98                             $39,534                  $35,017
 1/99                             $40,180                  $36,482
 2/99                             $39,349                  $35,348
 3/99                             $40,589                  $36,763
 4/99                             $43,135                  $38,186
 5/99                             $42,251                  $37,285
 6/99                             $43,544                  $39,354
 7/99                             $42,673                  $38,125
 8/99                             $42,251                  $37,935
 9/99                             $40,668                  $36,895
10/99                             $43,570                  $39,230
11/99                             $42,845                  $40,030
12/99                             $43,213                  $42,387
 1/00                             $41,513                  $40,257
 2/00                             $39,006                  $39,495
 3/00                             $42,837                  $43,359
 4/00                             $41,750                  $42,050
 5/00                             $41,527                  $41,188
 6/00                             $41,959                  $42,203
 7/00                             $41,067                  $41,547
 8/00                             $43,227                  $44,127
 9/00                             $40,636                  $41,798
10/00                             $41,304                  $41,621
11/00                             $38,490                  $38,340
12/00                             $38,549                  $38,528
 1/01                             $39,644                  $39,895
 2/01                             $36,640                  $36,257
 3/01                             $34,744                  $33,960
 4/01                             $36,794                  $36,600
 5/01                             $37,117                  $36,845
 6/01                             $36,148                  $35,948
 7/01                             $36,204                  $35,594
 8/01                             $33,986                  $33,366
 9/01                             $32,021                  $30,672
10/01                             $32,653                  $31,257
11/01                             $34,632                  $33,655
12/01                             $34,933                  $33,950
 1/02                             $34,169                  $33,455
 2/02                             $33,448                  $32,809
 3/02                             $34,353                  $34,043
 4/02                             $31,892                  $31,979
 5/02                             $31,369                  $31,744
 6/02                             $28,894                  $29,482

The performance graph compares a hypothetical $10,000 investment in the Portfolio to a hypothetical investment in a relevant market index. The index is unmanaged And includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                                     PERCENT OF
TOP FIVE INDUSTRIES                                  NET ASSETS
---------------------------------------------------------------
Pharmaceuticals                                             14%
Diversified Financial Services                               9
Integrated Oil & Gas                                         9
Banks                                                        8
Systems Software                                             5

                                                       PERCENT OF
TOP TEN HOLDINGS                                       NET ASSETS
-----------------------------------------------------------------
Washington Mutual, Inc.                                      4.8%
  (Banks)
General Electric Co.                                         4.3
  (Industrial Conglomerates)
Pfizer, Inc.                                                 4.1
  (Pharmaceuticals)
Microsoft Corp.                                              3.6
  (Systems Software)
Citigroup, Inc.                                              3.5
  (Diversified Financial Services)
American International Group, Inc.                           3.2
  (Multi-Line Insurance)
Exxon Mobil Corp.                                            3.0
  (Integrated Oil & Gas)
Abbot Laboratories                                           2.7
  (Pharmaceuticals)
Wyeth                                                        2.6
  (Pharmaceuticals)
ChevronTexaco Corp.                                          2.6
  (Integrated Oil & Gas)

WEIGHTINGS AS A PERCENT OF NET ASSETS

[CHART]

Large - Common Stocks: ($4 Bil. and above)          95.1%
Cash & Other:                                        4.9%

PORTFOLIO OF INVESTMENTS
SAFECO RST EQUITY PORTFOLIO
AS OF JUNE 30, 2002 (UNAUDITED)

                                                             VALUE
SHARES OR PRINCIPAL AMOUNT                                 (000'S)
------------------------------------------------------------------
COMMON STOCKS--95.1%

ADVERTISING--1.0%
     135,000    Interpublic Group Cos., Inc.            $    3,343

AEROSPACE & DEFENSE--1.7%
      81,000    United Technologies Corp.                    5,500

APPLICATION SOFTWARE--0.4%
      90,000 *  Siebel Systems, Inc.                         1,280

AUTOMOBILE MANUFACTURERS--1.0%
      60,000    General Motors Corp.                         3,207

BANKS--8.0%
      97,000    Bank of America Corp.                        6,825
     165,000    U.S. Bancorp                                 3,853
     430,000    Washington Mutual, Inc.                     15,957

BREWERS--2.0%
     130,000    Anheuser-Busch Companies, Inc.               6,500

COMPUTER HARDWARE--3.2%
     160,000 *  Dell Computer Corp.                          4,182
      70,000    International Business                       5,040
                Machines Corp.
     250,000 *  Sun Microsystems, Inc.                       1,252

COMPUTER STORAGE & PERIPHERALS--0.4%
     185,000 *  EMC Corp.                                    1,397

DATA PROCESSING SERVICES--1.5%
     118,000    Automatic Data Processing, Inc.              5,139

DEPARTMENT STORES--1.2%
     125,000    May Department Stores Co.                    4,116

DIVERSIFIED COMMERCIAL SERVICES--0.8%
     140,000    IMS Health, Inc.                             2,513

DIVERSIFIED FINANCIAL SERVICES--8.7%
     115,000    American Express Co.                         4,177
     300,000    Citigroup, Inc.                             11,625
      97,000    Federal National Mortgage                    7,154
                Association
     172,000    J.P. Morgan Chase  & Co.                     5,834

ELECTRIC UTILITIES--1.8%
     191,000    Duke Energy Corp.                            5,940

FOOD RETAIL--2.4%
     200,000 *  Kroger Co.                              $    3,980
     140,000 *  Safeway, Inc.                                4,087

GAS UTILITIES--0.7%
     110,000    El Paso Corp.                                2,267

GENERAL MERCHANDISE STORES--3.7%
     110,000    Target Corp.                                 4,191
     147,000    Wal-Mart Stores, Inc.                        8,086

HOME IMPROVEMENT RETAIL--1.5%
     140,000    Home Depot, Inc.                             5,142

HOUSEHOLD PRODUCTS--3.6%
      70,000    Kimberly-Clark Corp.                         4,340
      85,000    Procter & Gamble Co.                         7,590

INDUSTRIAL CONGLOMERATES--4.3%
     485,000    General Electric Co.                        14,089

INDUSTRIAL GASES--1.3%
      75,000    Praxair, Inc.                                4,273

INTEGRATED OIL & GAS--8.5%
      97,000    ChevronTexaco Corp.                          8,584
     140,000    Conoco, Inc.                                 3,892
     240,000    Exxon Mobil Corp.                            9,821
     105,000    Royal Dutch Petroleum Co. (ADR)              5,803

INTEGRATED TELECOMMUNICATIONS SERVICES--4.1%
     215,000    SBC Communications, Inc.                     6,557
     178,000    Verizon Communications                       7,147

IT CONSULTING & SERVICES--0.5%
      47,000    Electronic Data Systems Corp.                1,746

MOVIES & ENTERTAINMENT--2.9%
     390,000 *  AOL Time Warner, Inc.                        5,737
     197,000    Walt Disney Co.                              3,723

MULTI-LINE INSURANCE--3.2%
     157,000    American International Group, Inc.          10,712

NETWORKING EQUIPMENT--1.4%
     332,000 *  Cisco Systems, Inc.                          4,631

PHARMACEUTICALS--13.7%
     235,000    Abbott Laboratories                          8,848
     150,000    Johnson & Johnson                            7,839

                      SEE NOTES TO FINANCIAL STATEMENTS

                                                             VALUE
SHARES OR PRINCIPAL AMOUNT                                 (000'S)
------------------------------------------------------------------
PHARMACEUTICALS--(CONTINUED)
     386,000    Pfizer, Inc.                            $   13,510
     177,000    Pharmacia Corp.                              6,629
     168,000    Wyeth                                        8,602

PUBLISHING & PRINTING--1.7%
      75,000    Gannett Co., Inc.                            5,693

SEMICONDUCTOR EQUIPMENT--2.1%
     101,000 *  Applied Materials, Inc.                      1,921
     268,000    Intel Corp.                                  4,896

SEMICONDUCTORS--0.7%
     100,000    Texas Instruments, Inc.                      2,370

SOFT DRINKS--1.9%
     128,000    PepsiCo, Inc.                                6,170

SYSTEMS SOFTWARE--4.5%
     217,000 *  Microsoft Corp.                             11,870
     325,000 *  Oracle Corp.                                 3,078

TELECOMMUNICATIONS EQUIPMENT--0.7%
      75,000    Nokia Oyj (ADR)                              1,086
      48,000 *  QUALCOMM, Inc.                               1,320
                                                        ----------
TOTAL COMMON STOCKS (COST $298,937)                        315,064
                                                        ----------
CASH EQUIVALENTS--4.9%

INVESTMENT COMPANIES
  16,209,331    AIM Short-Term Investments Co.             $16,209
                Liquid Assets Money Market
                Portfolio (Institutional Shares)
                                                        ----------
TOTAL CASH EQUIVALENTS (COST $16,209)                       16,209
                                                        ----------
TOTAL INVESTMENTS
   (COST $315,146)--100.0%                                  331,273

OTHER ASSETS, LESS LIABILITIES                                  (1)
                                                        ----------
NET ASSETS                                                $331,272
                                                        ==========

* Non-income producing security.

                      SEE NOTES TO FINANCIAL STATEMENTS

REPORT FROM THE PORTFOLIO MANAGER
SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO
AS OF JUNE 30, 2002

[PHOTO OF THOMAS M. MAGUIRE]

THOMAS M. MAGUIRE

HOW DID THE PORTFOLIO PERFORM?

During the six-month period ending June 30, 2002, the SAFECO RST Growth Opportunities Portfolio underperformed its benchmark index, the Russell 2000. The magnitude of the underperformance was significant, as the Portfolio had its share of companies miss earnings targets during the period. Year-to-date, the SAFECO RST Growth Opportunities Portfolio is down 17.60% versus the Russell 2000, which is down 4.70%.

As for longer-term performance, it is interesting to note that performance for the Portfolio over the five-year time period is not significantly different from its benchmark index. This happened even with the underperformance the Portfolio had these first six months of 2002, and with my reluctance to play the Internet/technology bubble of 1999, and with the Portfolio owning too much technology in 2000.

WHAT FACTORS IMPACTED PERFORMANCE?

The SAFECO RST Growth Opportunities Portfolio had disappointing news in a number of its sizeable holdings during the period.

For example, Matria Healthcare was down 76% after it was unable to secure several key contracts. RMH Teleservices dropped 64% after its largest customer, MCI Communications (a WorldCom subsidiary) became entangled in the nation's ever-expanding accounting scandals. PLATO Learning lost 40% after budget-crunched school districts slowed spending and forced the company to lower its earnings guidance. TMP Worldwide slid 49% as the ongoing recession began to take its toll on the company's largest subsidiary, the job-posting site Monster.com.

Still, there were a few names that appreciated significantly, including Rent-Way and Prime Medical Services--both of which were up 100% or more at June 30.

WHAT CHANGES DID YOU MAKE AND WHY?

The SAFECO RST Growth Opportunities Portfolio did not make any wholesale changes during the period, instead I am continuing along the carefully crafted path that has served it well.

When bear markets are upon us, some stocks get hit worse than others while others hold up relatively well. I have selectively and cautiously decreased positions in stocks that have fared well, while adding to stocks that have been hit hard, but where the fundamentals remain intact. The logic behind this strategy is that when the market turns, companies that are operationally sound but have suffered immensely should bounce back and provide a better return than companies whose stocks did not get severely punished during the downturn.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?

While there are signs that the economy is coming out of a recession, it seems to have no bearing on what continues to be a bear market. Still, it appears that we are now in the capitulation stage of the market cycle. This usually marks the final stage of a bear market, and is characterized by wholesale selling regardless of valuation or fundamentals. If this is the case, I believe investments made now will look positive 12 to 18 months from now. Although I cannot predict exactly when this will happen, I can tell you I feel that the bottom is close.

In a bear market, some stocks get hit so hard they sell at single-digit price earnings multiples or near the cash-per-share level the companies have on their balance sheets, often declining 50%, 60%, 70% and more. The silver lining behind all this bad news is that it is from these depressed stock levels that bull markets are born.

As a portfolio manager for 18 years, I have been through difficult markets. There is always another side to a bear market and that is what I'm preparing for. I am selectively purchasing stocks with the potential for great returns from depressed prices. What many forget in times like these is that there are opportunities out there and this is not the time to lose one's head.

Thomas M. Maguire, MBA

VICE PRESIDENT OF SAFECO ASSET MANAGEMENT; BA BUSINESS ADMINISTRATION, UNIVERSITY OF WASHINGTON (1976); MBA, UNIVERSITY OF WASHINGTON (1980). THOMAS
M. MAGUIRE STARTED HIS INVESTMENT CAREER AS AN EQUITY ANALYST AT SAFECO IN 1981. IN 1984, HE BECAME A CO-PORTFOLIO MANAGER OF THE SAFECO EQUITY FUND, AND BECAME THE MANAGER FOR THE SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO AT ITS INCEPTION IN 1993.

PERFORMANCE OVERVIEW & HIGHLIGHTS
SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2002          SIX MONTH*    1 YEAR    5 YEAR     SINCE INCEPTION**
-------------------------------------------------------------------------------------------------
SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO    (17.60)%      (20.26)%   4.19%          15.94%
RUSSELL 2000 INDEX                            (4.70)%       (8.60)%   4.44%           9.32%

* Not annualized.

** Graph and average annual return comparison begins January 7, 1993, inception date of the Fund.

[CHART]

INVESTMENT VALUES:

              SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO         RUSSELL 2000 INDEX
 1/93                        $10,000                                  $10,000
 2/93                         $9,475                                   $9,751
 3/93                        $10,059                                  $10,049
 4/93                         $9,683                                   $9,762
 5/93                        $10,535                                  $10,179
 6/93                        $10,891                                  $10,230
 7/93                        $11,297                                  $10,367
 8/93                        $12,198                                  $10,792
 9/93                        $12,822                                  $11,089
10/93                        $13,386                                  $11,363
11/93                        $12,792                                  $10,978
12/93                        $13,473                                  $11,337
 1/94                        $14,382                                  $11,684
 2/94                        $13,861                                  $11,641
 3/94                        $13,351                                  $11,007
 4/94                        $13,750                                  $11,072
 5/94                        $14,094                                  $10,929
 6/94                        $13,662                                  $10,534
 7/94                        $14,216                                  $10,700
 8/94                        $14,714                                  $11,281
 9/94                        $14,626                                  $11,228
10/94                        $15,169                                  $11,180
11/94                        $14,936                                  $10,708
12/94                        $15,079                                  $10,976
 1/95                        $15,148                                  $10,822
 2/95                        $15,694                                  $11,248
 3/95                        $15,671                                  $11,432
 4/95                        $15,973                                  $11,669
 5/95                        $16,670                                  $11,860
 6/95                        $17,727                                  $12,464
 7/95                        $18,506                                  $13,181
 8/95                        $18,587                                  $13,445
 9/95                        $19,644                                  $13,686
10/95                        $19,818                                  $13,075
11/95                        $20,666                                  $13,639
12/95                        $21,261                                  $13,987
 1/96                        $21,476                                  $13,971
 2/96                        $22,051                                  $14,412
 3/96                        $22,654                                  $14,698
 4/96                        $24,060                                  $15,488
 5/96                        $25,519                                  $16,110
 6/96                        $24,608                                  $15,453
 7/96                        $22,439                                  $14,105
 8/96                        $24,381                                  $14,924
 9/96                        $25,827                                  $15,507
10/96                        $26,322                                  $15,265
11/96                        $26,898                                  $15,892
12/96                        $28,077                                  $16,300
 1/97                        $29,769                                  $16,622
 2/97                        $28,529                                  $16,220
 3/97                        $27,480                                  $15,460
 4/97                        $26,255                                  $15,498
 5/97                        $30,395                                  $17,226
 6/97                        $32,757                                  $17,958
 7/97                        $34,988                                  $18,796
 8/97                        $36,431                                  $19,220
 9/97                        $39,419                                  $20,623
10/97                        $38,340                                  $19,706
11/97                        $40,177                                  $19,572
12/97                        $40,587                                  $19,924
 1/98                        $40,796                                  $19,620
 2/98                        $45,019                                  $21,091
 3/98                        $48,391                                  $21,978
 4/98                        $50,147                                  $22,098
 5/98                        $47,592                                  $20,913
 6/98                        $47,731                                  $20,973
 7/98                        $44,950                                  $19,260
 8/98                        $34,364                                  $15,526
 9/98                        $35,425                                  $16,728
10/98                        $37,928                                  $17,414
11/98                        $39,509                                  $18,333
12/98                        $41,329                                  $19,478
 1/99                        $42,396                                  $19,735
 2/99                        $37,274                                  $18,144
 3/99                        $36,963                                  $18,424
 4/99                        $37,740                                  $20,073
 5/99                        $37,837                                  $20,370
 6/99                        $39,272                                  $21,284
 7/99                        $38,438                                  $20,697
 8/99                        $36,944                                  $19,936
 9/99                        $36,711                                  $19,936
10/99                        $37,759                                  $20,024
11/99                        $39,117                                  $21,240
12/99                        $43,658                                  $23,645
 1/00                        $41,853                                  $23,262
 2/00                        $47,092                                  $27,107
 3/00                        $49,828                                  $25,324
 4/00                        $46,141                                  $23,800
 5/00                        $40,844                                  $22,412
 6/00                        $44,298                                  $24,372
 7/00                        $44,046                                  $23,620
 8/00                        $46,995                                  $25,416
 9/00                        $45,171                                  $24,664
10/00                        $44,259                                  $23,567
11/00                        $39,680                                  $21,148
12/00                        $40,966                                  $22,990
 1/01                        $45,213                                  $24,189
 2/01                        $40,705                                  $22,602
 3/01                        $37,678                                  $21,500
 4/01                        $41,598                                  $23,182
 5/01                        $45,801                                  $23,751
 6/01                        $50,440                                  $24,553
 7/01                        $46,368                                  $23,265
 8/01                        $43,231                                  $22,513
 9/01                        $37,656                                  $19,480
10/01                        $40,378                                  $20,622
11/01                        $44,168                                  $22,220
12/01                        $48,808                                  $23,593
 1/02                        $46,891                                  $23,349
 2/02                        $42,320                                  $22,710
 3/02                        $46,349                                  $24,537
 4/02                        $45,902                                  $24,760
 5/02                        $44,224                                  $23,662
 6/02                        $40,220                                  $22,486

The performance graph compares a hypothetical $10,000 investment in the Portfolio to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                                        PERCENT OF
TOP FIVE INDUSTRIES                                     NET ASSETS
------------------------------------------------------------------
Health Care Equipment                                       17%
Diversified Commercial Services                             15
Biotechnology                                                9
Health Care Supplies                                         7
Application Software                                         6

                                                         PERCENT OF
TOP TEN HOLDINGS                                         NET ASSETS
-------------------------------------------------------------------
NCO Group, Inc.                                              5.5%
  (Diversified Commercial Services)
Rent-Way, Inc.                                               5.4
  (Diversified Financial Services)
Conceptus, Inc.                                              4.8
  (Health Care Equipment)
PolyMedica Corp.                                             4.6
  (Health Care Supplies)
United Stationers, Inc.                                      4.3
  (Office Services & Supplies)
TMP Worldwide, Inc.                                          4.0
  (Advertising)
MICROS Systems, Inc.                                         3.3
  (Application Software)
Serologicals Corp.                                           3.0
  (Biotechnology)
Rent-A-Center, Inc.                                          2.6
  (Diversified Commercial Services)
Corinthian Colleges, Inc.                                    2.6
  (Diversified Commercial Services)

WEIGHTINGS AS A PERCENT
OF NET ASSETS

[CHART]

Medium - Common Stocks: ($1.5 Bil.-$4 Bil.)               12.4%
Small - Common Stocks: (Less than $1.5 Bil.)              85.3%
Indexed Securities:                                        1.4%
Warrants:                                                  0.9%

PORTFOLIO OF INVESTMENTS
SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO
AS OF JUNE 30, 2002 (UNAUDITED)

                                                             VALUE
SHARES OR PRINCIPAL AMOUNT                                 (000'S)
------------------------------------------------------------------
COMMON STOCKS--97.7%

ADVERTISING--4.0%
     646,000 *  TMP Worldwide, Inc.                     $   13,889

APPAREL RETAIL--0.3%
      50,000 *  American Eagle Outfitters, Inc.              1,057

APPLICATION SOFTWARE--5.6%
     142,000 *  CryptoLogic, Inc.                            1,245
     100,552 *  J.D. Edwards & Co.                           1,222
     413,700 *  MICROS Systems, Inc.                        11,464
     526,400 *  PLATO Learning, Inc.                         5,196
      52,304 *  Private Business, Inc.                         193

AUTO PARTS & EQUIPMENT--3.0%
     200,300    Autoliv, Inc.                                5,048
     423,000 *  IMPCO Technologies, Inc.                     5,541

BANKS--0.9%
      98,900    Doral Financial Corp.                        3,302

BIOTECHNOLOGY--9.3%
     268,800 *  Applied Molecular Evolution, Inc.            1,554
     555,000 *  AtheroGenics, Inc.                           3,979
     338,200 *  Bio-Technology General Corp.                 2,033
     250,000 *  Cellegy Pharmaceuticals, Inc.                  550
     227,600 *  Ista Pharmaceuticals, Inc.                     205
     476,900 *  North American Scientific, Inc.              4,874
     177,500 *  Novavax, Inc.                                  756
     221,700 *  Pain Therapeutics, Inc.                      1,853
     176,000 *  SangStat Medical Corp.                       4,044
     578,400 *  Serologicals Corp.                          10,579
     284,200 *  SuperGen, Inc.                               2,063

CASINOS & GAMING--1.1%
      99,700 *  Mikohn Gaming Corp.                            423
     187,000 *  Station Casinos, Inc.                        3,338

CATALOG RETAIL--0.2%
     495,200 * +Concepts Direct, Inc.                          644

COMPUTER STORAGE & PERIPHERALS--0.0%
      21,700 *  iManage, Inc.                                   73

DIVERSIFIED COMMERCIAL SERVICES--15.4%
      61,800    Central Parking Corp.                        1,412
     270,100 *  Corinthian Colleges, Inc.                    9,154
     191,500 *  FirstService Corp.                           4,839

DIVERSIFIED COMMERCIAL SERVICES--(CONTINUED)
     287,579 *  Iron Mountain, Inc.                     $    8,872
     879,775 *  NCO Group, Inc.                             19,161
     157,800 *  Rent-A-Center, Inc.                          9,154
     172,200 *  ResortQuest International, Inc.                982

DIVERSIFIED FINANCIAL SERVICES--5.4%
   1,439,800 * +Rent-Way, Inc.                              18,645

ELECTRIC UTILITIES--0.6%
     300,000 *  Calpine Corp.                                2,109

ENVIRONMENTAL SERVICES--0.3%
     162,900 *  Newpark Resources, Inc.                      1,197

FOOTWEAR--0.9%
     160,100 *  Steven Madden, Ltd.                          3,175

HEALTH CARE DISTRIBUTORS & SERVICES--1.0%
     294,000 *  MIM Corp.                                    3,554

HEALTH CARE EQUIPMENT--17.1%
     151,500 *  ABIOMED, Inc.                                1,285
     125,000 *  Aksys, Ltd.                                    862
     181,000 *  Align Technology, Inc.                         731
     245,000 *  American Medical Alert Corp.                   639
   1,003,200 *  Conceptus, Inc.                             16,543
     268,400 *  Cytyc Corp.                                  2,045
      70,100    Datascope Corp.                              1,938
     567,940 *  Endocare, Inc.                               7,502
     166,600 *  INAMED Corp.                                 4,452
     247,100 *  Lifeline Systems, Inc.                       6,509
     700,000 *  LifePoint, Inc. (Illiquid)                   1,814
                (acquired 3/27/02)**++
     274,800 *  Lumenis, Ltd.                                1,019
     571,900 *  Med-Design Corp.                             7,400
   1,000,000 *  PhotoMedex, Inc. (Illiquid)                  1,440
                (acquired 6/12/02)**++
     246,900 *  Physiometrix, Inc.                             202
     139,100 *  SonoSite, Inc.                               2,007
     464,000 *  SpectRx, Inc.                                1,814
     315,800 *  STAAR Surgical Co.                           1,301

HEALTH CARE FACILITIES--3.4%
     376,750 *  Matria Healthcare, Inc.                      3,097
     318,850 *  Prime Medical Services, Inc.                 3,705
     415,400 *  Quidel Corp.                                 2,812
     350,977 *  Res-Care, Inc.                               2,323

                      SEE NOTES TO FINANCIAL STATEMENTS

                                                             VALUE
SHARES OR PRINCIPAL AMOUNT                                 (000'S)
------------------------------------------------------------------
HEALTH CARE SUPPLIES--6.8%
     625,200 * +PolyMedica Corp.                        $   15,968
     565,000 *  Thoratec Corp.                               5,079
     167,400 *  VIVUS, Inc.                                  1,133
      66,000 *  Wright Medical Group, Inc.                   1,331

HOTELS--0.1%
     734,900 *  ESC Suburban Lodges of America, Inc.           287
                (Illiquid) (acquired 5/03/02)**++

INTEGRATED TELECOMMUNICATIONS SERVICES--1.2%
     598,286 *  RMH Teleservices, Inc.                       4,110

INTERNET SOFTWARE & SERVICES--3.3%
   1,227,816 *  InfoSpace, Inc.                                553
     770,100 *  Stellent, Inc.                               3,527
     292,200 *  Websense, Inc.                               7,472

IT CONSULTING & SERVICES--1.0%
     483,900 *  CIBER, Inc.                                  3,508

LEISURE PRODUCTS--0.2%
     367,000 * +Travis Boats & Motors, Inc.                    606

MANAGED HEALTH CARE--1.0%
     148,300 *  AmeriPath, Inc.                              3,559

OFFICE SERVICES & SUPPLIES--4.3%
     493,600 *  United Stationers, Inc.                     15,005

PAPER PACKAGING--1.2%
     347,800    Intertape Polymer Group, Inc.                4,038

PERSONAL PRODUCTS--2.7%
     170,200 *  Elizabeth Arden, Inc.                        2,979
     440,900 *  Nu Skin Enterprises, Inc. (Class A)          6,415

PHARMACEUTICALS--4.7%
     100,000 *  Axcan Pharma, Inc.                           1,494
     100,000 *  Connetics Corp.                              1,292
     574,713 *  Discovery Laboratories, Inc.                 1,006
     101,500 *  Emisphere Technologies, Inc.                   417
     201,700 *  Impax Laboratories, Inc.                     1,511
     584,000 *  La Jolla Pharmaceutical Co.                  3,650
     427,000 *  Nastech Pharmaceutical Co., Inc.             7,016

PROPERTY & CASUALTY INSURANCE--0.3%
      235,000   Vesta Insurance Group, Inc.                  1,006

PUBLISHING & PRINTING--0.4%
     300,500 *  Mail-Well, Inc.                         $    1,563

SEMICONDUCTORS--0.3%
     128,000 *  PSi Technologies Holdings,
                Inc. (ADR)                                     704
     440,700 *  SONICblue, Inc.                                454

SPECIALTY CHEMICALS--0.8%
     140,400 *  Eden Bioscience Corp.                          279
     273,200 *  Omnova Solutions, Inc.                       2,295
      16,700    PolyOne Corp.                                  188

SPECIALTY STORES--0.4%
     299,071 *  Harold's Stores, Inc.                          793
     566,850 * +TRM Copy Centers Corp.                         482

SYSTEMS SOFTWARE--0.1%
     340,000 *  Sphinx International, Inc. (Illiquid)          207

TELECOMMUNICATIONS EQUIPMENT--0.1%
      92,700 *  Innotrac Corp.                                 448

WIRELESS TELECOMMUNICATIONS SERVICES--0.3%
     296,500 *  Western Wireless Corp. (Class A)               961
                                                        ----------
TOTAL COMMON STOCKS (COST $399,540)                        340,155
                                                        ----------
INDEXED SECURITIES--1.4%

INDEXED SECURITIES--1.4%
     100,000    iShares Russell 2000                         4,770
                Growth Index Fund
                                                        ----------
TOTAL INDEXED SECURITIES (COST $5,582)                       4,770
                                                        ----------
WARRANTS--0.9%

HEALTH CARE EQUIPMENT--0.3%
      61,250 *  American Medical Alert Corp.++                  61
      49,880 *  Endocare, Inc.++                               317
     140,000 *  LifePoint, Inc. (Illiquid)                     180
                (acquired 3/27/02)**++
     250,000 *  PhotoMedex, Inc. (Illiquid)                    256
                (acquired 6/12/02)**++
      92,800 *  SpectRx, Inc.                                  179

INTEGRATED TELECOMMUNICATIONS SERVICES--0.2%
     172,862 *  RMH Teleservices, Inc.++                       720

                      SEE NOTES TO FINANCIAL STATEMENTS

                                                             VALUE
SHARES OR PRINCIPAL AMOUNT                                 (000'S)
------------------------------------------------------------------
PHARMACEUTICALS--0.4%
     114,943 *  Discovery Laboratories, Inc.++          $       59
     105,000 *  Nastech Pharmaceutical Co., Inc.++           1,245
                                                         ---------
TOTAL WARRANTS (COST $21)                                    3,017
                                                         ---------
CASH EQUIVALENTS--0.1%

INVESTMENT COMPANIES
     210,897    AIM Short-Term Investments Co.                 211
                Liquid Assets Money Market
                Portfolio (Institutional Shares)
                                                         ---------
TOTAL CASH EQUIVALENTS (COST $211)                             211
                                                         ---------
TOTAL INVESTMENTS (COST $405,354)--100.1%                  348,153

OTHER ASSETS, LESS LIABILITIES                                (246)
                                                         ---------
NET ASSETS                                                $347,907
                                                         =========

 * Non-income producing security.

** Securities are unregistered and restricted as to resale only to dealers, or through a dealer or a "qualified institutional buyer". The total cost of such securities is $4,662,000 and the total value is $3,977,000 or 1.14% of net assets.

 + Affiliated issuer as defined by the Investment Company Act of 1940 (the
   Fund controls 5% or more of the outstanding voting shares of the company). Total cost of such securities is $47,888,000.

++ Securities are valued at fair value as determined by, and under supervision of, the Board of Trustees.

                      SEE NOTES TO FINANCIAL STATEMENTS

REPORT FROM THE PORTFOLIO MANAGER
SAFECO RST NORTHWEST PORTFOLIO
AS OF JUNE 30, 2002

[PHOTO OF BILL WHITLOW]

BILL WHITLOW

HOW DID THE PORTFOLIO PERFORM?

The SAFECO RST Northwest Portfolio performed modestly better than its S&P 500 benchmark for the six-month period. The portfolio declined 11.71% versus a 13.16% decline for the index. While disappointing, I was satisfied with this relative performance given the difficult market conditions and the Portfolio's pro-cyclical, pro-growth bias.

WHAT FACTORS IMPACTED PERFORMANCE?

Broad diversification and risk control helped the SAFECO RST Northwest Portfolio weather the market storm. Over the past two years, I have decreased the sector allocations, as well as the size of the largest holdings. I have also made an effort to closely monitor each security's risk, decreasing the weighting in the riskier, more volatile stocks. These efforts have cushioned the punches from the "blow ups" that did occur. I have also been improving the quality of the holdings, which has helped dampen the impact of "Enronitis" on the Fund.

The winners during the period come from a diversified list of financial, consumer and industrial companies. Top performers were Schnitzer Steel, Ambassadors International, Penford, Starbucks, Pacific Northwest Bank, Washington Banking, StanCorp Financial Group, Expeditors International of Washington and West Coast Bancorp. The losers for both periods were concentrated in telecommunications, technology and biotech.

WHAT CHANGES DID YOU MAKE AND WHY?

I made few changes to the SAFECO RST Northwest Portfolio in the first six months of 2002. I added F-5 Networks and ICOS and sold Onyx Software, Agilent and InfoSpace. Ambassadors International split into two companies during the first quarter, so the portfolio has remained at 52 holdings throughout the period.

My strategy during these difficult times for coping with both the ailing economy and the tough bear market has been to remain diversified in terms of stocks, sectors, capitalization and style. At the end of the quarter, about half of the names held within the Portfolio were large-cap, and the other half were mid-cap or small-cap. Additionally, approximately one-third had value characteristics, while the remainder had a growth focus.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?

I believe we are in the early stages of a modest, worldwide economic recovery. Historically, such an economic recovery would have been led by a market recovery. Thus far, that has not been the case during this cycle. The crisis of investor confidence resulting from corporate mismanagement and accounting scandals, as well as concerns regarding terrorism, seems to be causing a disconnect between the economy and the market cycles. The net result is an increase in risk, both for the market in general and for individual stocks.

My strategy for dealing with this increased volatility is more diversification, a greater focus on risk control, and a general improvement in the quality of our holdings. I believe this ongoing approach allowed the SAFECO RST Northwest Portfolio to weather this difficult period, while retaining the potential to outperform when the inevitable market recovery occurs.

Bill Whitlow, MBA, CFA

VICE PRESIDENT OF SAFECO ASSET MANAGEMENT; BA CHEMISTRY, UNIVERSITY OF COLORADO (1967); MBA FINANCE, U.C. BERKELEY (1974); CHARTERED FINANCIAL ANALYST (CFA) (1980). BILL WHITLOW, A NATIONALLY QUOTED AUTHORITY ON NORTHWEST STOCKS, BEGAN HIS INVESTMENT CAREER AT SAFECO IN 1976, STAYING FOUR YEARS AND THEN RETURNING APRIL 1997. HE HAS OVER 25 YEARS OF INVESTMENT EXPERIENCE. BEFORE HIS RETURN TO SAFECO, WHITLOW WAS A PRINCIPAL WITH PACIFIC CREST SECURITIES IN PORTLAND, ORE. HE IS CURRENTLY ON THE GOVERNOR'S COUNCIL OF ECONOMIC ADVISORS FOR THE STATE OF WASHINGTON.

Performance Overview & Highlights
SAFECO RST Northwest Portfolio

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2002     SIX MONTH*     1 YEAR      5 YEAR     SINCE INCEPTION**
-----------------------------------------------------------------------------------------------
SAFECO RST NORTHWEST PORTFOLIO           (11.71)%      (19.29)%     3.38%          6.12%
S&P 500 INDEX                            (13.16)%      (17.99)%     3.66%         11.28%
WM GROUP NW 50 INDEX                      (9.03)%      (11.61)%     9.00%         12.30%

* Not annualized.

** Graph and average annual return comparison begins January 7, 1993, inception date of the Fund.

INVESTMENT VALUES:

            SAFECO RST NORTHWEST PORTFOLIO            S&P 500 INDEX      WM GROUP NW 50 INDEX
 1/93                  $10,000                           $10,000               $10,000
 1/93                  $10,080                           $10,200               $10,142
 2/93                   $9,460                           $10,339                $9,812
 3/93                   $9,710                           $10,557               $10,204
 4/93                   $9,400                           $10,302                $9,962
 5/93                   $9,640                           $10,577               $10,195
 6/93                   $9,550                           $10,608                $9,962
 7/93                   $9,500                           $10,565                $9,592
 8/93                   $9,700                           $10,965                $9,972
 9/93                   $9,800                           $10,879                $9,734
10/93                   $9,920                           $11,103               $10,069
11/93                   $9,980                           $10,998               $10,272
12/93                  $10,025                           $11,131               $10,395
 1/94                  $10,227                           $11,509               $10,697
 2/94                  $10,580                           $11,197               $10,845
 3/94                  $10,297                           $10,710               $10,449
 4/94                  $10,247                           $10,847               $10,405
 5/94                  $10,136                           $11,024               $10,548
 6/94                   $9,995                           $10,755               $10,214
 7/94                  $10,166                           $11,107               $10,278
 8/94                  $10,610                           $11,562               $10,857
 9/94                  $10,620                           $11,280               $10,427
10/94                  $10,731                           $11,532               $10,350
11/94                  $10,479                           $11,113               $10,150
12/94                  $10,391                           $11,277               $10,192
 1/95                  $10,178                           $11,570               $10,148
 2/95                  $10,340                           $12,020               $10,509
 3/95                  $10,746                           $12,374               $10,842
 4/95                  $10,767                           $12,738               $11,155
 5/95                  $10,898                           $13,247               $11,143
 6/95                  $11,446                           $13,554               $11,807
 7/95                  $12,136                           $14,003               $12,241
 8/95                  $12,390                           $14,038               $12,461
 9/95                  $12,167                           $14,630               $12,903
10/95                  $11,873                           $14,578               $12,589
11/95                  $11,609                           $15,217               $12,760
12/95                  $11,162                           $15,511               $12,899
 1/96                  $11,131                           $16,038               $12,816
 2/96                  $11,440                           $16,187               $13,097
 3/96                  $12,068                           $16,343               $13,517
 4/96                  $12,366                           $16,584               $14,314
 5/96                  $12,551                           $17,011               $14,531
 6/96                  $12,294                           $17,075               $14,453
 7/96                  $11,800                           $16,321               $13,728
 8/96                  $12,119                           $16,666               $14,393
 9/96                  $12,304                           $17,603               $14,750
10/96                  $11,996                           $18,089               $14,632
11/96                  $12,489                           $19,455               $15,675
12/96                  $12,551                           $19,069               $16,026
 1/97                  $13,421                           $20,260               $16,725
 2/97                  $13,400                           $20,419               $17,020
 3/97                  $12,851                           $19,582               $16,533
 4/97                  $13,235                           $20,750               $17,255
 5/97                  $14,073                           $22,012               $18,652
 6/97                  $14,871                           $22,998               $19,516
 7/97                  $16,186                           $24,827               $21,279
 8/97                  $15,761                           $23,437               $20,572
 9/97                  $16,549                           $24,720               $21,993
10/97                  $15,772                           $23,896               $20,521
11/97                  $16,569                           $25,001               $21,748
12/97                  $16,445                           $25,430               $21,238
 1/98                  $16,250                           $25,711               $21,138
 2/98                  $17,906                           $27,564               $23,280
 3/98                  $18,035                           $28,975               $24,370
 4/98                  $18,511                           $29,266               $24,554
 5/98                  $17,137                           $28,764               $23,072
 6/98                  $17,505                           $29,931               $24,498
 7/98                  $16,467                           $29,613               $22,979
 8/98                  $13,188                           $25,336               $19,295
 9/98                  $13,946                           $26,959               $20,185
10/98                  $14,833                           $29,150               $22,420
11/98                  $16,131                           $30,916               $24,964
12/98                  $16,921                           $32,697               $27,946
 1/99                  $17,970                           $34,064               $29,343
 2/99                  $17,278                           $33,006               $28,906
 3/99                  $17,505                           $34,326               $30,930
 4/99                  $17,895                           $35,655               $32,158
 5/99                  $18,695                           $34,814               $32,199
 6/99                  $20,134                           $36,746               $33,689
 7/99                  $19,691                           $35,598               $31,106
 8/99                  $19,723                           $35,421               $31,009
 9/99                  $19,474                           $34,450               $30,378
10/99                  $21,497                           $36,630               $31,958
11/99                  $23,272                           $37,377               $32,478
12/99                  $26,164                           $39,578               $35,716
 1/00                  $26,244                           $37,589               $35,253
 2/00                  $29,175                           $36,878               $36,668
 3/00                  $29,798                           $40,486               $38,831
 4/00                  $26,164                           $39,264               $35,260
 5/00                  $25,125                           $38,458               $32,995
 6/00                  $28,356                           $39,406               $34,053
 7/00                  $27,075                           $38,793               $33,300
 8/00                  $28,402                           $41,203               $35,745
 9/00                  $25,495                           $39,028               $33,953
10/00                  $25,552                           $38,863               $34,972
11/00                  $22,149                           $35,799               $32,658
12/00                  $22,256                           $35,975               $35,178
 1/01                  $23,916                           $37,251               $36,317
 2/01                  $21,415                           $33,854               $32,657
 3/01                  $19,533                           $31,710               $30,364
 4/01                  $20,328                           $34,174               $33,039
 5/01                  $21,169                           $34,403               $33,795
 6/01                  $21,754                           $33,565               $33,976
 7/01                  $20,842                           $33,235               $33,214
 8/01                  $19,673                           $31,154               $31,585
 9/01                  $17,172                           $28,639               $27,564
10/01                  $17,908                           $29,186               $29,084
11/01                  $19,217                           $31,424               $31,717
12/01                  $19,888                           $31,700               $33,011
 1/02                  $19,607                           $31,237               $33,464
 2/02                  $18,530                           $30,635               $32,946
 3/02                  $19,888                           $31,787               $34,145
 4/02                  $19,279                           $29,860               $32,013
 5/02                  $18,776                           $29,640               $31,571
 6/02                  $17,558                           $27,528               $30,029

The performance graph compares a hypothetical $10,000 investment in the Portfolio to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                                         PERCENT OF
TOP FIVE INDUSTRIES                                      NET ASSETS
-------------------------------------------------------------------
Banks                                                       17%
Pharmaceuticals                                              9
Food Retail                                                  5
Restaurants                                                  4
Air Freight & Couriers                                       4

                                                         PERCENT OF
TOP TEN HOLDINGS                                         NET ASSETS
-------------------------------------------------------------------
Starbucks Corp.                                              4.0%
  (Restaurants)
Washington Mutual, Inc.                                      3.9
  (Banks)
Expeditors International of Washington, Inc.                 3.9
  (Air Freight & Couriers)
StanCorp Financial Group, Inc.                               3.7
  (Life & Health Insurance)
Costco Wholesale Corp.                                       3.5
  (General Merchandise Stores)
Wyeth                                                        3.4
  (Pharmaceuticals)
U.S. Bancorp                                                 3.3
  (Banks)
Bank of America Corp.                                        3.2
  (Banks)
Microsoft Corp.                                              3.2
  (Systems Software)
Pfizer, Inc.                                                 3.2
  (Pharmaceuticals)

WEIGHTINGS AS A PAERCENT OF NET ASSETS

[CHART]

Large - Common Stocks: ($4 Bil. and above)                48.7%
Medium - Common Stocks: ($1.5 Bil.-$4 Bil.)               11.4%
Small - Common Stocks: (Less than $1.5 Bil.)              37.2%
Cash & Other:                                              2.7%

PORTFOLIO OF INVESTMENTS
SAFECO RST NORTHWEST PORTFOLIO
AS OF JUNE 30, 2002 (UNAUDITED)

                                                             VALUE
SHARES OR PRINCIPAL AMOUNT                                 (000'S)
------------------------------------------------------------------
COMMON STOCKS--97.3%

AEROSPACE & DEFENSE--1.6%
      17,500    Boeing Co.                               $     787

AIR FREIGHT & COURIERS--3.9%
      58,000    Expeditors International of
                Washington, Inc.                             1,923

AIRLINES--2.0%
      39,000 *  Alaska Air Group, Inc.                       1,018

APPLICATION SOFTWARE--2.7%
     220,200 *  Captaris, Inc.                                 650
      20,220 *  NetIQ Corp.                                    458
     290,000 *  Primus Knowledge Solutions, Inc.               232

BANKS--17.4%
      23,000    Bank of America Corp.                        1,618
      40,000    Pacific Northwest Bancorp                    1,253
      71,000    U.S. Bancorp                                 1,658
      53,000    Washington Banking Co.                         876
      52,500    Washington Mutual, Inc.                      1,948
      77,000    West Coast Bancorp, Inc.                     1,321

BIOTECHNOLOGY--3.1%
      59,000 *  Corixa Corp.                                   404
      63,500 *  Dendreon Corp.                                 134
      27,500 *  Icos Corp.                                     466
      24,000 *  Immunex Corp.                                  536

CATALOG RETAIL--2.6%
      54,000 *  Coldwater Creek, Inc.                        1,318

DIVERSIFIED CHEMICALS--3.0%
      82,000    Penford Corp.                                1,484

DIVERSIFIED COMMERCIAL SERVICES--3.6%
      49,000 *  Ambassadors Group, Inc.                        704
      61,000    IMS Health, Inc.                             1,095

ELECTRIC UTILITIES--2.1%
      50,000    Avista Corp.                                   690
      50,000 *  Calpine Corp.                                  351

ELECTRONIC EQUIPMENT & INSTRUMENTS--2.6%
      69,500 *  Tektronix, Inc.                              1,300

FOOD RETAIL--5.3%
      71,000 *  Kroger Co.                               $   1,413
      42,000 *  Safeway, Inc.                                1,226

GENERAL MERCHANDISE STORES--3.5%
      44,500 *  Costco Wholesale Corp.                       1,719

HEALTH CARE EQUIPMENT--1.7%
      58,000 *  SonoSite, Inc.                                 837

HEALTH CARE SUPPLIES--0.4%
      62,000 *  AVI BioPharma, Inc.                            182

INTEGRATED OIL & GAS--2.5%
      24,500    BP, plc (ADR)                                1,237

INTEGRATED TELECOMMUNICATIONS SERVICES--0.2%
      59,000    Qwest Communications International,            165
                Inc.

INTERNET SOFTWARE & SERVICES--0.8%
      41,500 *  F5 Networks, Inc.                              406

LEISURE PRODUCTS--0.9%
      49,000 *  Ambassadors International, Inc.                493

LIFE & HEALTH INSURANCE--3.7%
      33,000    StanCorp Financial Group, Inc.               1,831

MOVIES & ENTERTAINMENT--0.6%
      82,000 *  RealNetworks, Inc.                             334

NETWORKING EQUIPMENT--1.4%
      44,427 *  Avocent Corp.                                  707

OIL & GAS DRILLING--2.1%
      33,000    Transocean Sedco Forex, Inc.                 1,028

OIL & GAS EXPLORATION & PRODUCTION--2.4%
      24,000    Anadarko Petroleum Corp.                     1,183

PERSONAL PRODUCTS--1.7%
      28,000 *  Nautilus Group, Inc.                           857

PHARMACEUTICALS--9.0%
      60,000 *  Penwest Pharmaceuticals Co.                  1,170
      45,000    Pfizer, Inc.                                 1,575
      33,000    Wyeth                                        1,690

                      SEE NOTES TO FINANCIAL STATEMENTS

                                                             VALUE
SHARES OR PRINCIPAL AMOUNT                                 (000'S)
------------------------------------------------------------------
RESTAURANTS--4.0%
      79,500 *  Starbucks Corp.                          $   1,975

SEMICONDUCTOR EQUIPMENT--1.5%
      42,000    Intel Corp.                                    767

SEMICONDUCTORS--2.4%
      26,000 *  Micron Technology, Inc.                        526
      33,000 *  PMC-Sierra, Inc.                               306
      59,000 *  TriQuint Semiconductor, Inc.                   378

SPECIALTY CHEMICALS--0.3%
      74,000 *  Eden Bioscience Corp.                          147

STEEL--3.0%
      67,000    Schnitzer Steel Industries, Inc.             1,495

SYSTEMS SOFTWARE--3.2%
      29,500 *  Microsoft Corp.                              1,614

TELECOMMUNICATIONS EQUIPMENT--0.8%
     141,000  * Touch America Holdings, Inc.                   388

WIRELESS TELECOMMUNICATIONS SERVICES--1.3%
      88,000 *  AT&T Wireless Services, Inc.                   515
      44,200 *  Western Wireless Corp. (Class A)               143
                                                         ---------
TOTAL COMMON STOCKS (COST $58,220)                          48,531
                                                         ---------
CASH EQUIVALENTS--2.5%

INVESTMENT COMPANIES
   1,242,799    AIM Short-Term Investments Co.           $   1,243
                Liquid Assets Money Market
                Portfolio (Institutional Shares)
                                                         ---------
TOTAL CASH EQUIVALENTS (COST $1,243)                         1,243
                                                         ---------
TOTAL INVESTMENTS
   (COST $59,463)--99.8%                                     49,774

OTHER ASSETS, LESS LIABILITIES                                  99
                                                         ---------
NET ASSETS                                                 $49,873
                                                         =========

* Non-income producing security.

                      SEE NOTES TO FINANCIAL STATEMENTS

REPORT FROM THE PORTFOLIO MANAGER
SAFECO RST SMALL COMPANY VALUE PORTFOLIO
AS OF JUNE 30, 2002

[PHOTO OF GREG EISEN]

GREG EISEN

HOW DID THE PORTFOLIO PERFORM?

The SAFECO RST Small Company Value Portfolio earned a modest positive year-to-date return in a period where the overall stock market was down sharply. There were well over 30 stocks in the Portfolio that showed price changes of greater than 10% over the first 6 months of 2002. The stocks with price gains had a significantly greater impact on the overall portfolio performance than did the stocks with price drops.

For example, our largest position, Rent-Way, was the Portfolio's best-performing stock--up 116% for the six-month period. Many of the biggest winners were bank stocks, our largest industry exposure. Still, the Fund has slightly underperformed vs. the Russell 2000 Value index.

WHAT FACTORS IMPACTED PERFORMANCE?

From a top-down perspective, the key to the SAFECO RST Small Company Value Portfolio's continued success has been to maintain a portfolio structure closely aligned to the value index in terms of sector weights and valuation. This is a strategy I have been using successfully for the last six quarters.

I continue to maintain a low exposure to technology stocks. I have minimum exposure to telecommunications, which was among the worst-performing sectors in the small-cap universe. The financial sector was the best performer within the Russell 2000 Value Index, and I maintain exposure close to the index weight. While the Portfolio's portfolio holdings did react negatively to the WorldCom fiasco, I believe small-cap stocks in general are being viewed as "different" from the former large-cap stars of the bubble market.

WHAT CHANGES DID YOU MAKE AND WHY?

During the period, among the names that met my sell criteria was Forward Air, which was the highest valuation name we held. It was sold to reduce weight in the transportation sector. Colonial Bancorp had not only reached its price target, but was also at a point where it was valued at greater than $1.5 billion in market cap. As a result, I sold it to make room for stocks with greater opportunities and that fall within the small-cap definition.

Quovadx was a software name I sold after it became apparent they would have to perform heroics to meet their annual performance objectives. I realized a sizable gain on this stock, which was all the more gratifying when it recently collapsed after my fears became evident to the whole market.

I sold Paradigm Genetics due to its failure to deliver on stated objectives, as well as its internal management turmoil. Some of the names we added during the six-month period include Central Pacific Bank, Southwest Securities, URS Corp., Building Materials Holding Co. and Roper Industries.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?

The SAFECO RST Small Company Value Portfolio investment style will continue to center on buying companies with valuation metrics lower than their peer group, yet with sound business models. This is combined with a smattering of turnaround ideas (e.g., Rent-Way) and "basket" approaches (e.g., trades in a large number of utility-preferred stocks). The result has been healthy one- and five-year performances relative to the benchmark index.

Greg Eisen, CFA

ASSISTANT VICE PRESIDENT OF SAFECO ASSET MANAGEMENT; BA BUSINESS ADMINISTRATION, RUTGERS UNIVERSITY (1978); CHARTERED FINANCIAL ANALYST
(CFA)(1995). IN 1986, GREG EISEN JOINED SAFECO AS A FINANCIAL ANALYST. IN 1992, HE BECAME A SECURITIES ANALYST. HE WAS NAMED PORTFOLIO MANAGER IN 1996 AND IS CURRENTLY MANAGER OF THE SAFECO RST SMALL COMPANY VALUE PORTFOLIO, WHICH HE HAS MANAGED SINCE ITS INCEPTION IN 1997.

PERFORMANCE OVERVIEW & HIGHLIGHTS
SAFECO RST SMALL COMPANY VALUE PORTFOLIO

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2002         SIX MONTH*     1 YEAR    5 YEAR    SINCE INCEPTION**
------------------------------------------------------------------------------------------------
SAFECO RST SMALL COMPANY VALUE PORTFOLIO      5.54%         8.04%     4.88%         7.10%
RUSSELL 2000 VALUE INDEX                      7.26%         8.49%     9.70%        12.08%

* Not annualized.

** Graph and average annual return comparison begins April 30, 1997, inception date of the Fund.

INVESTMENT VALUES:

                     SAFECO RST SMALL                   RUSSELL 2000
                  COMPANY VALUE PORTFOLIO                VALUE INDEX
 4/97                    $10,000                          $10,000
 5/97                    $10,680                          $10,796
 6/97                    $11,230                          $11,342
 7/97                    $12,010                          $11,819
 8/97                    $12,240                          $12,006
 9/97                    $13,450                          $12,805
10/97                    $12,920                          $12,456
11/97                    $12,840                          $12,593
12/97                    $12,840                          $13,020
 1/98                    $12,757                          $12,784
 2/98                    $14,006                          $13,557
 3/98                    $15,495                          $14,107
 4/98                    $16,162                          $14,177
 5/98                    $15,443                          $13,675
 6/98                    $15,100                          $13,598
 7/98                    $13,506                          $12,533
 8/98                     $9,549                          $10,570
 9/98                     $9,997                          $11,167
10/98                     $9,726                          $11,498
11/98                     $9,893                          $11,810
12/98                    $10,278                          $12,180
 1/99                    $10,611                          $11,903
 2/99                     $9,955                          $11,091
 3/99                     $9,414                          $10,999
 4/99                     $9,331                          $12,003
 5/99                     $9,404                          $12,372
 6/99                     $9,622                          $12,820
 7/99                     $9,789                          $12,516
 8/99                     $9,341                          $12,058
 9/99                     $9,372                          $11,817
10/99                     $9,424                          $11,581
11/99                    $10,664                          $11,641
12/99                    $11,861                          $11,999
 1/00                    $11,372                          $11,685
 2/00                    $12,267                          $12,399
 3/00                    $12,476                          $12,457
 4/00                    $12,028                          $12,531
 5/00                    $11,143                          $12,340
 6/00                    $11,726                          $12,700
 7/00                    $11,320                          $13,123
 8/00                    $12,194                          $13,710
 9/00                    $11,851                          $13,632
10/00                    $10,966                          $13,584
11/00                    $10,320                          $13,307
12/00                    $11,147                          $14,737
 1/01                    $12,733                          $15,144
 2/01                    $12,170                          $15,123
 3/01                    $11,710                          $14,881
 4/01                    $12,493                          $15,569
 5/01                    $12,712                          $15,970
 6/01                    $13,192                          $16,612
 7/01                    $12,660                          $16,240
 8/01                    $12,504                          $16,184
 9/01                    $11,418                          $14,397
10/01                    $12,107                          $14,773
11/01                    $12,608                          $15,835
12/01                    $13,504                          $16,804
 1/02                    $13,494                          $17,027
 2/02                    $13,188                          $17,131
 3/02                    $14,232                          $18,414
 4/02                    $14,812                          $19,062
 5/02                    $14,791                          $18,431
 6/02                    $14,253                          $18,023

The performance graph compares a hypothetical $10,000 investment in the Portfolio to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                                        PERCENT OF
TOP FIVE INDUSTRIES                                     NET ASSETS
------------------------------------------------------------------
Banks                                                       15%
Diversified Financial Services                               6
Trucking                                                     5
Steel                                                        5
Diversified Commercial Services                              5

                                                         PERCENT OF
TOP TEN HOLDINGS                                         NET ASSETS
-------------------------------------------------------------------
Rent-Way, Inc.                                               3.8%
  (Diversified Financial Services)
Shaw Group, Inc.                                             3.0
  (Steel)
Regis Corp.                                                  2.9
  (Specialty Stores)
BankUnited Financial Corp. (Class A)                         2.9
  (Banks)
Precision Castparts Corp.                                    2.7
  (Diversified Metals & Mining)
Insight Enterprises, Inc.                                    2.6
  (Catalog Retail)
Hooper Holmes, Inc.                                          2.5
  (Health Care Distributors & Services)
Landstar System, Inc.                                        2.3
  (Trucking)
Schnitzer Steel Industries, Inc.                             2.2
  (Steel)
StanCorp Financial Group, Inc.                               2.1
  (Life & Health Insurance)

WEIGHTINGS AS A PERCENT OF NET ASSETS

[CHART]

Mid-Cap - Common Stocks: ($1.5 Billion-$4 Billion)              12.4%
Small Cap - Common Stocks (Under $1.5 Billion)
  a) Large (Over $750 million):                                 26.9%
  b) Medium ($250-$750 million):                                33.3%
  c) Small (Under $250 million):                                20.5%
Preferred Stocks:                                                2.0%
Cash & Other:                                                    4.9%

PORTFOLIO OF INVESTMENTS
SAFECO RST SMALL COMPANY VALUE PORTFOLIO
AS OF JUNE 30, 2002 (UNAUDITED)

                                                             VALUE
SHARES OR PRINCIPAL AMOUNT                                 (000'S)
------------------------------------------------------------------
COMMON STOCKS--93.1%

AEROSPACE & DEFENSE--1.6%
      18,900 *  United Defense Industries, Inc.          $     435

BANKS--15.3%
       8,400    Alabama National BanCorp                       364
      41,900 *  BankUnited Financial Corp. (Class A)           802
      11,300    BostonFed Bancorp, Inc.                        363
      28,368    Camco Financial Corp.                          400
      10,400    CPB, Inc.                                      478
      29,910 *  Hanmi Financial Corp.                          513
      27,076    Macatawa Bank Corp.                            585
      13,500    Pacific Crest Capital, Inc.                    378
      12,700    Riggs National Corp.                           189
       3,960    Southern Financial Bancorp, Inc.               127

BIOTECHNOLOGY--0.1%
      20,050 *  Paradigm Genetics, Inc.                         28

BUILDING PRODUCTS--1.0%
       9,800    Elcor Corp.                                    268

CASINOS & GAMING--3.3%
      39,500 *  Alliance Gaming Corp.                          483
     100,000 *  Mikohn Gaming Corp.                            424

CATALOG RETAIL--2.6%
      27,800 *  Insight Enterprises, Inc.                      700

CONSTRUCTION & ENGINEERING--2.2%
       7,000    Granite Contruction, Inc.                      177
      15,400    URS Corp.                                      431

CONSTRUCTION MATERIALS--2.9%
       9,650    Florida Rock Industries, Inc.                  346
      11,400    Martin Marietta Materials, Inc.                445

CONSUMER FINANCE--2.0%
      60,300    Cash America International, Inc.               555

DISTRIBUTORS--1.5%
      28,800 *  Building Materials Holding Corp.               414

DIVERSIFIED COMMERCIAL SERVICES--4.8%
      17,100 *  DeVry, Inc.                                    391
     112,350 *  International Aircraft Investors, Inc.         120
      16,600 *  ITT Educational Services, Inc.                 362
      11,500    Landauer, Inc.                                 447

DIVERSIFIED FINANCIAL SERVICES--5.7%
      80,000 *  Rent-Way, Inc.                           $   1,036
      27,600    SWS Group, Inc.                                542

DIVERSIFIED METALS & MINING--2.7%
      22,300    Precision Castparts Corp.                      736

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
      38,700 *  Optimal Robotics Corp. (Class A)               282

GAS UTILITIES--1.8%
      18,400    NUI Corp.                                      506

HEALTH CARE DISTRIBUTORS & SERVICES--2.5%
      85,400    Hooper Holmes, Inc.                            683

HEALTH CARE EQUIPMENT--2.8%
      14,900 *  INAMED Corp.                                   398
      26,300 *  SonoSite, Inc.                                 380

HEALTH CARE FACILITIES--1.4%
      16,550 *  Province Healthcare Co.                        370

HEALTH CARE SUPPLIES--1.6%
      48,300 *  Thoratec Corp.                                 434

HOUSEWARES & SPECIALITIES--2.0%
      15,300    Lancaster Colony Corp.                         546

INDUSTRIAL MACHINERY--1.0%
       7,400    Roper Industries, Inc.                         276

INTEGRATED OIL & GAS--1.6%
      18,200    World Fuel Services Corp.                      444

INTERNET SOFTWARE & SERVICES--1.7%
      17,800 *  Websense, Inc.                                 455

LIFE & HEALTH INSURANCE--2.1%
      10,600    StanCorp Financial Group, Inc.                 588

MARINE--1.7%
      33,400    Nordic American Tanker Shipping,               456
                Ltd.

METAL & GLASS CONTAINERS--1.1%
      22,500 *  Owens-Illinois, Inc.                           309

NETWORKING EQUIPMENT--1.8%
      21,000 *  Anixter International, Inc.                    493

                      SEE NOTES TO FINANCIAL STATEMENTS

                                                             VALUE
SHARES OR PRINCIPAL AMOUNT                                 (000'S)
------------------------------------------------------------------
OIL & GAS DRILLING--0.7%
       7,050 *  Patterson-UTI Energy, Inc.               $     199

PROPERTY & CASUALTY INSURANCE--1.5%
      18,400    First American Corp.                           423

REAL ESTATE INVESTMENT TRUST--4.2%
       8,800    Alexandria Real Estate Equities, Inc.          434
       8,500    Camden Property Trust                          315
      12,300    First Industrial Realty Trust, Inc.            404

RESTAURANTS--0.0%
       7,000 *  BRIAZZ, Inc.                                     7

SPECIALTY STORES--2.9%
      29,900    Regis Corp.                                    808

STEEL--5.2%
      26,500    Schnitzer Steel Industries, Inc.               591
      26,900 *  Shaw Group, Inc.                               826

TELECOMMUNICATIONS EQUIPMENT--1.8%
      26,800 *  Plantronics, Inc.                              509

TOBACCO--1.7%
      12,600    Universal Corp.                                462

TRUCKING--5.3%
      18,100 *  Arkansas Best Corp.                            461
       5,800 *  Landstar System, Inc.                          620
      16,000 *  P.A.M. Transportation Services, Inc.           384
                                                         ---------
TOTAL COMMON STOCKS (COST $22,840)                          25,602
                                                         ---------
PREFERRED STOCKS--2.0%

ELECTRIC UTILITIES--2.0%
       1,700    Great Plains Energy, Inc.                $     106
                Callable 8/05/02 @ $101.00
       2,550    Jersey Central Power & Light Co.               149
                Callable 8/05/02 @ $106.50
       2,007    Massachusetts Electric Co.                     140
                Callable 8/05/02 @ $103.73
       8,280    PSI Energy, Inc.                               145
                Callable 8/05/02 @ $25.00
                                                         ---------
TOTAL PREFERRED STOCKS (COST $553)                             540
                                                         ---------
CASH EQUIVALENTS--5.0%

INVESTMENT COMPANIES
   1,360,266    AIM Short-Term Investments Co.               1,360
                Liquid Assets Money Market Portfolio
                (Institutional Shares)
      10,210    Nations Money Market Reserves                   10
                                                         ---------
TOTAL CASH EQUIVALENTS (COST $1,370)                         1,370
                                                         ---------
TOTAL INVESTMENTS
   (COST $24,763)--100.1%                                    27,512

OTHER ASSETS, LESS LIABILITIES                                 (29)
                                                         ---------
NET ASSETS                                                 $27,483
                                                         =========

* Non-income producing security.

                      SEE NOTES TO FINANCIAL STATEMENTS

REPORT FROM THE PORTFOLIO MANAGER
SAFECO RST BOND PORTFOLIO
AS OF JUNE 30, 2002

[PHOTO OF MICHAEL HUGHES]

MICHAEL HUGHES

HOW DID THE PORTFOLIO PERFORM?

For the first six months of 2002, the SAFECO RST Bond Portfolio was up 2.34% versus 3.79% for the Lehman Aggregate Bond Index.

WHAT FACTORS IMPACTED PERFORMANCE?

In the first quarter of this year, the economy showed surprising resilience and was recovering more quickly than expected. During the second quarter economic growth slowed, but remained firmly in recovery mode. As the economy got better, I expected interest rates would rise, the yield curve would flatten, and corporate credit fundamentals would improve. Furthermore, the events of Sept. 11 and the Enron debacle pushed corporate spreads out to some of the widest levels I have ever witnessed.

I learned from my 1998-99 experiences to use a sharp sell-off in corporate bonds as a buying opportunity, and strong rallies as a signal to lighten up. Given the improving economic fundamentals and my buy-on-weakness strategy, I loaded up on corporate bonds. Because I thought interest rates would rise, I reduced my portfolio's duration (i.e., interest rate sensitivity) by selling U.S. Treasuries and buying mortgage-backed securities.

Unfortunately, even though I was right about the economy, my assumptions on how the market would react failed to materialize. A flight to quality bid allowed interest rates of U.S. Treasuries to fall. Declining probabilities of imminent Fed tightening caused the yield curve to steepen. And, in the corporate sector, increasing instances of downgrades, accounting irregularities, and fraud allegations were a heavy drag on performance.

WHAT CHANGES DID YOU MAKE AND WHY?

For most of the year, my strategy was to protect principal, in what I thought would be a rising interest rate environment, by maximizing portfolio yield and maintaining a below-benchmark duration. Late in the second quarter, I reduced my overweight in corporates, reduced my underweight in U.S. Treasuries, and increased duration to neutral.

The most notorious corporate name in my portfolio this year is WorldCom, and it reduced my returns by approximately 0.70% this period. The only good thing I can say about WorldCom is that it could have been worse. By the time they made their $3.9-billion earnings restatement, I had pared down our position by over 80% from a high point eight months prior. Plus, I received an average sale price of nearly 99 cents on the dollar. As of June 30, my remaining WorldCom bonds were valued at approximately 15 cents on the dollar.

My other telecom holdings, mostly Qwest and Sprint, also cost me dearly this period, eating up nearly 0.80% in total returns. I believe the accusations of fraud at WorldCom have unfairly tainted these securities, and absent any similar revelations, I expect significant future improvement in these companies' valuation.

My best performers were in mortgage-backed securities and U.S. Governments, which made up just under half of the portfolio and produced positive returns of over 4% for the year-to-date.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?

My strategy is to use a top-down macro approach to optimize and control the portfolio's risk parameters, namely duration and yield curve positioning, sector allocation and yield. I then utilize our credit analyst team to conduct fundamental bottoms-up research to aid in the selection of individual securities, I believe this combination of macro analysis supplemented with our proprietary in-house research team will be a key long-term driver for superior performance.

Michael Hughes, MBA, CFA

VICE PRESIDENT OF SAFECO ASSET MANAGEMENT; MICHAEL HUGHES JOINED SAFECO AS PORTFOLIO MANAGER IN JANUARY 1997. HE BEGAN HIS INVESTMENT CAREER IN 1983. HE GRADUATED MAGNA CUM LAUDE WITH A BS IN FINANCE FROM THE UNIVERSITY OF COLORADO IN BOULDER AND HOLDS AN MBA FROM THE UNIVERSITY OF SOUTHERN CALIFORNIA IN LOS ANGELES. HE BECAME A CHARTERED FINANCIAL ANALYST IN 1995.

PERFORMANCE OVERVIEW & HIGHLIGHTS
SAFECO RST BOND PORTFOLIO

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2002       SIX MONTH*      1 YEAR     5 YEAR     10 YEAR
---------------------------------------------------------------------------------------
SAFECO RST BOND PORTFOLIO                   2.34%          6.38%      6.41%      6.30%
LEHMAN BROTHERS GOV'T/CORP. BOND INDEX      3.26%          8.25%      7.48%      7.35%
LEHMAN BROTHERS AGGREGATE BOND INDEX        3.79%          8.63%      7.57%      7.35%

* Not annualized.

INVESTMENT VALUES:

                                                       LEHMAN BROTHERS           LEHMAN BROTHERS
                       SAFECO RST BOND PORTFOLIO    GOV'T/CORP BOND INDEX      AGGREGATE BOND INDEX
 6/92                           $10,000                    $10,000                   $10,000
 7/92                           $10,235                    $10,256                   $10,204
 8/92                           $10,307                    $10,347                   $10,307
 9/92                           $10,514                    $10,489                   $10,430
10/92                           $10,307                    $10,329                   $10,291
11/92                           $10,244                    $10,319                   $10,294
12/92                           $10,412                    $10,497                   $10,457
 1/93                           $10,643                    $10,725                   $10,658
 2/93                           $10,874                    $10,948                   $10,844
 3/93                           $10,932                    $10,985                   $10,890
 4/93                           $11,019                    $11,069                   $10,965
 5/93                           $10,999                    $11,064                   $10,979
 6/93                           $11,202                    $11,315                   $11,178
 7/93                           $11,250                    $11,387                   $11,242
 8/93                           $11,510                    $11,648                   $11,439
 9/93                           $11,577                    $11,689                   $11,470
10/93                           $11,635                    $11,737                   $11,513
11/93                           $11,452                    $11,604                   $11,415
12/93                           $11,510                    $11,655                   $11,477
 1/94                           $11,676                    $11,830                   $11,632
 2/94                           $11,386                    $11,573                   $11,430
 3/94                           $11,148                    $11,290                   $11,148
 4/94                           $11,076                    $11,196                   $11,059
 5/94                           $11,076                    $11,176                   $11,057
 6/94                           $11,065                    $11,150                   $11,033
 7/94                           $11,200                    $11,372                   $11,252
 8/94                           $11,241                    $11,377                   $11,266
 9/94                           $11,138                    $11,205                   $11,100
10/94                           $11,138                    $11,192                   $11,090
11/94                           $11,127                    $11,172                   $11,066
12/94                           $11,173                    $11,246                   $11,142
 1/95                           $11,326                    $11,462                   $11,363
 2/95                           $11,513                    $11,728                   $11,633
 3/95                           $11,578                    $11,806                   $11,704
 4/95                           $11,732                    $11,971                   $11,868
 5/95                           $12,170                    $12,473                   $12,327
 6/95                           $12,268                    $12,572                   $12,417
 7/95                           $12,181                    $12,524                   $12,390
 8/95                           $12,345                    $12,684                   $12,539
 9/95                           $12,477                    $12,813                   $12,661
10/95                           $12,685                    $13,001                   $12,826
11/95                           $12,937                    $13,215                   $13,018
12/95                           $13,170                    $13,410                   $13,201
 1/96                           $13,205                    $13,493                   $13,288
 2/96                           $12,890                    $13,207                   $13,057
 3/96                           $12,762                    $13,096                   $12,966
 4/96                           $12,751                    $13,006                   $12,894
 5/96                           $12,774                    $12,984                   $12,867
 6/96                           $12,867                    $13,158                   $13,040
 7/96                           $12,902                    $13,188                   $13,076
 8/96                           $12,925                    $13,156                   $13,054
 9/96                           $13,053                    $13,390                   $13,281
10/96                           $13,205                    $13,702                   $13,576
11/96                           $13,368                    $13,955                   $13,808
12/96                           $13,241                    $13,799                   $13,680
 1/97                           $13,278                    $13,816                   $13,722
 2/97                           $13,241                    $13,845                   $13,756
 3/97                           $13,081                    $13,680                   $13,603
 4/97                           $13,241                    $13,880                   $13,807
 5/97                           $13,340                    $14,010                   $13,938
 6/97                           $13,500                    $14,178                   $14,103
 7/97                           $13,881                    $14,612                   $14,483
 8/97                           $13,721                    $14,448                   $14,360
 9/97                           $13,943                    $14,675                   $14,571
10/97                           $14,165                    $14,910                   $14,783
11/97                           $14,177                    $14,988                   $14,851
12/97                           $14,354                    $15,146                   $15,000
 1/98                           $14,601                    $15,359                   $15,193
 2/98                           $14,549                    $15,328                   $15,182
 3/98                           $14,588                    $15,375                   $15,234
 4/98                           $14,640                    $15,452                   $15,313
 5/98                           $14,823                    $15,619                   $15,459
 6/98                           $14,979                    $15,777                   $15,590
 7/98                           $14,966                    $15,790                   $15,623
 8/98                           $15,317                    $16,099                   $15,877
 9/98                           $15,720                    $16,559                   $16,249
10/98                           $15,551                    $16,442                   $16,163
11/98                           $15,577                    $16,540                   $16,255
12/98                           $15,633                    $16,580                   $16,304
 1/99                           $15,715                    $16,698                   $16,420
 2/99                           $15,290                    $16,301                   $16,133
 3/99                           $15,345                    $16,382                   $16,223
 4/99                           $15,372                    $16,423                   $16,274
 5/99                           $15,153                    $16,253                   $16,132
 6/99                           $15,043                    $16,203                   $16,080
 7/99                           $14,989                    $16,158                   $16,012
 8/99                           $14,961                    $16,145                   $16,004
 9/99                           $15,112                    $16,291                   $16,189
10/99                           $15,126                    $16,333                   $16,249
11/99                           $15,112                    $16,324                   $16,248
12/99                           $15,009                    $16,224                   $16,170
 1/00                           $14,995                    $16,220                   $16,117
 2/00                           $15,169                    $16,423                   $16,312
 3/00                           $15,372                    $16,660                   $16,526
 4/00                           $15,343                    $16,579                   $16,479
 5/00                           $15,314                    $16,564                   $16,472
 6/00                           $15,605                    $16,902                   $16,814
 7/00                           $15,736                    $17,081                   $16,967
 8/00                           $15,954                    $17,323                   $17,213
 9/00                           $16,084                    $17,388                   $17,321
10/00                           $16,172                    $17,497                   $17,436
11/00                           $16,433                    $17,796                   $17,721
12/00                           $16,779                    $18,147                   $18,049
 1/01                           $17,009                    $18,452                   $18,345
 2/01                           $17,148                    $18,642                   $18,504
 3/01                           $17,240                    $18,728                   $18,597
 4/01                           $17,163                    $18,587                   $18,520
 5/01                           $17,240                    $18,694                   $18,632
 6/01                           $17,317                    $18,784                   $18,702
 7/01                           $17,685                    $19,252                   $19,120
 8/01                           $17,885                    $19,499                   $19,339
 9/01                           $18,070                    $19,678                   $19,565
10/01                           $18,454                    $20,178                   $19,974
11/01                           $18,146                    $19,847                   $19,699
12/01                           $18,000                    $19,690                   $19,574
 1/02                           $18,129                    $19,835                   $19,732
 2/02                           $18,291                    $20,003                   $19,923
 3/02                           $17,951                    $19,597                   $19,592
 4/02                           $18,210                    $19,977                   $19,972
 5/02                           $18,405                    $20,161                   $20,141
 6/02                           $18,421                    $20,333                   $20,316

The performance graph compares a hypothetical $10,000 investment in the Portfolio to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Current Yield (30-day)                       5.14%
Weighted Average Maturity               7.30 years

                                                        PERCENT OF
BONDS BY TYPE                                           NET ASSETS
------------------------------------------------------------------
U.S. Government Obligations                                 19%
Asset Backed Securities                                      7
Mortgage Backed Securities                                  40
Corporate Bonds                                             32
Cash & Other                                                 2
                                                           ---
                                                           100%
                                                           ===

CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSESTS

[CHART]

AAA:                      70%
AA:                        1%
A:                         7%
BBB:                      18%
BB:                        2%
Cash & Other:              2%

PORTFOLIO OF INVESTMENTS
SAFECO RST BOND PORTFOLIO
AS OF JUNE 30, 2002 (UNAUDITED)

                                                             VALUE
PRINCIPAL AMOUNT (000's)                                   (000'S)
------------------------------------------------------------------
ASSET BACKED SECURITIES--7.3%

AIRLINES--0.2%
$         90    United Air Lines 7.73%,                  $      85
                due 7/01/10

CONSUMER FINANCE--1.8%
         845    World Omni Auto Receivables                    861
                Trust 4.49%, due 8/20/08

DIVERSIFIED FINANCIAL SERVICES--5.2%
         660    CNH Equipment Trust 7.34%,                     690
                due 2/15/07
       1,645    General Motors Acceptance Corp.              1,751
                6.42%, due 5/15/35

MOTORCYCLE MANUFACTURERS--0.1%
          32    Harley Davidson Eaglemark                       33
                Motorcycle Trust 7.07%,
                due 11/15/04
                                                         ---------
TOTAL ASSET BACKED SECURITIES
   (COST $3,341)                                             3,420
                                                         ---------
CORPORATE BONDS--31.8%

AIR FREIGHT & COURIERS--0.7%
         320    Federal Express Corp. 6.625%,                  333
                due 2/12/04

AIRLINES--2.6%
         425    Delta Air Lines, Inc. 7.11%,                   449
                due 9/18/11
         180    Northwest Airlines, Inc. 7.041%,               180
                due 4/01/22
         619    United Air Lines 7.783%,                       597
                due 1/01/14

ALTERNATIVE CARRIERS--0.6%
         395    Sprint Capital Corp. 6.00%,                    308
                due 1/15/07

COMPUTER HARDWARE--0.9%
         440    Hewlett-Packard Co. 5.75%,                     444
                due 12/15/06

CONSUMER FINANCE--0.9%
         385    Household Finance Corp. 7.875%,                411
                due 3/01/07

DIVERSIFIED CHEMICALS--1.2%
$        540    Dow Chemical Co. 5.75%,                  $     546
                due 12/15/08

DIVERSIFIED FINANCIAL SERVICES--6.0%

         655 #  Erac USA Finance Co. (144A) 8.00%,             711
                due 1/15/11 (acquired 1/09/01)
         395    Ford Motor Credit Co. 7.25%,                   397
                due 10/25/11
         510    General Electric Capital Corp. 6.75%,          501
                due 3/15/32
         845    General Motors Acceptance                      857
                Corp. 6.125%, due 9/15/06
         370    Morgan Stanley Dean Witter Co.                 377
                6.60%, due 4/01/12

ELECTRIC UTILITIES--4.0%
         470    Avista Corp. 7.75%, due 1/01/07                482
         460    National Rural Utilities                       489
                Cooperative Finance Corp. 7.25%,
                due 3/01/12
         455 #  PSEG Power (144A) 6.95%,                       457
                due 6/01/12 (acquired 6/04/02)
         420    Puget Sound Energy, Inc. 6.25%,                431
                due 1/16/04

FOOD RETAIL--2.2%
         920    Safeway, Inc. 7.50%, due 9/15/09             1,016

FOREST PRODUCTS--0.6%
         270 #  Weyerhaeuser Co. (144A) 5.50%,                 277
                due 3/15/05 (acquired 3/06/02)

GAS UTILITIES--0.9%
         435    El Paso Corp. 7.00%, due 5/15/11               416

GENERAL MERCHANDISE STORES--0.7%
         310    Sears Roebuck & Co. 6.25%,                     322
                due 1/15/04

HOME FURNISHINGS--1.0%
         450 #  Mohawk Industries, Inc.                        471
                (144A) 6.50%, due 4/15/07
                (acquired 3/25/02)

INTEGRATED OIL & GAS--1.4%
         370    Pemex Project Funding Master                   389
                Trust 9.125%, due 10/13/10
         270    USX Corp. 6.85%, due 3/01/08                   287

                      SEE NOTES TO FINANCIAL STATEMENTS

                                                             VALUE
PRINCIPAL AMOUNT (000's)                                   (000'S)
------------------------------------------------------------------
INTEGRATED TELECOMMUNICATIONS SERVICES--2.0%

$        720    Qwest Communications                     $     403
                International, Inc. 7.25%,
                due 2/15/11
         535 #  Verizon Wireless, Inc. (144A) 5.375%,          499
                due 12/15/06 (acquired 12/12/01)
         270    Worldcom, Inc. 8.00%, due 5/15/06               41

LIFE & HEALTH INSURANCE--1.0%
         450    Lincoln National Corp. 5.25%,                  455
                due 6/15/07

MOVIES & ENTERTAINMENT--1.0%
         505    AOL Time Warner, Inc. 6.875%,                  466
                due 5/01/12

OIL & GAS EQUIPMENT & SERVICES--0.6%
         260    Kinder Morgan Energy                           268
                Partners 6.75%, due 3/15/11

TRUCKING--2.0%
         925    Hertz Corp. 7.00%, due 7/01/04                 949

WIRELESS TELECOMMUNICATIONS SERVICES--1.5%
         675    TCI Communications, Inc. 8.65%,                698
                due 9/15/04
                                                         ---------
TOTAL CORPORATE BONDS (COST $15,356)                        14,927
                                                         ---------
MORTGAGE BACKED SECURITIES--39.7%

COLLATERAL MORTGAGE OBLIGATION (CMO)--1.5%
         723    6.50%, due 2/14/41                             744

DIVERSIFIED FINANCIAL SERVICES--2.5%
       1,120    First Union Commercial Mortgage              1,171
                Trust 6.07%, due 10/15/35

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--33.5%
         176    6.00%, due 1/01/29                             177
       2,242    6.00%, due 3/01/31                           2,239
         377    6.00%, due 6/01/15                             388
         717    6.00%, due 9/01/29                             720
         337    6.50%, due 1/01/15                             351
       1,271    6.50%, due 2/01/31                           1,298
         728    6.50%, due 5/01/31                             744
       1,150    6.50%, due 6/01/31                           1,174
         932    6.50%, due 7/01/29                             955
         394    7.00%, due 3/01/12                             416
         543    7.00%, due 9/01/31                             563

FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)--(CONTINUED)
$      1,124    7.00%, due 9/01/31                       $   1,165
         235    8.00%, due 1/01/31                             250
         573    8.00%, due 10/01/30                            608
         325    8.00%, due 2/01/29                             348
         256    8.00%, due 2/01/30                             272
         169    8.00%, due 2/01/30                             179
       2,945    8.00%, due 3/01/31                           3,130
         142    8.00%, due 4/01/08                             152
          77    8.00%, due 4/01/30                              81
         128    8.00%, due 5/01/31                             136
         249    8.00%, due 7/01/30                             265
         123    9.50%, due 2/01/21                             138

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)--2.2%
          31    6.00%, due 4/15/14                              32
         263    6.00%, due 8/15/13                             273
         523    7.00%, due 4/15/28                             544
         167    7.75%, due 11/15/29                            177
                                                         ---------
TOTAL MORTGAGE BACKED SECURITIES
   (COST $18,146)                                           18,690
                                                         ---------
U.S. GOVERNMENT OBLIGATIONS--19.3%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--5.6%
       2,510    6.625%, due 11/15/30                         2,650

U.S. FEDERAL AGENCY NOTES--4.3%
       1,930    5.75%, due 2/15/08                           2,037

U.S. TREASURY NOTES--9.4%
         685    4.375%, due 5/15/07                            694
         705    4.875%, due 2/15/12                            708
         410    6.00%, due 8/15/09                             445
       1,050    6.50%, due 11/15/26                          1,161
       1,020    9.25%, due 2/15/16                           1,402
                                                         ---------
TOTAL U.S. GOVERNMENT OBLIGATIONS
   (COST $9,031)                                             9,097
                                                         ---------

                      SEE NOTES TO FINANCIAL STATEMENTS

                                                             VALUE
PRINCIPAL AMOUNT (000's)                                   (000'S)
------------------------------------------------------------------
CASH EQUIVALENTS--0.8%

INVESTMENT COMPANIES
$        370    AIM Short-Term Investments Co.             $   370
                Liquid Assets Money Market
                Portfolio (Institutional Shares)
                                                         ---------
TOTAL CASH EQUIVALENTS (COST $370)                             370
                                                         ---------
TOTAL INVESTMENTS
   (COST $46,245)--98.9%                                    46,504

OTHER ASSETS, LESS LIABILITIES                                 524
                                                         ---------
NET ASSETS                                                 $47,028
                                                         =========

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to a "qualified institutional buyer". The total cost of such securities is $2,359,000 and the total value is $2,415,000 or 5.1% of net assets.

                      SEE NOTES TO FINANCIAL STATEMENTS

REPORT FROM THE PORTFOLIO MANAGER
RST MONEY MARKET PORTFOLIO
AS OF JUNE 30, 2002

[PHOTO OF LESLEY FOX]

LESLEY FOX

HOW DID THE PORTFOLIO PERFORM?

The actual year-to-date total return on the Portfolio was 0.78%. The year-to-date return on the Portfolio was lower than the 1.3% increase in the Consumer Price Index (CPI) as of the end of June, 2002.

WHAT FACTORS IMPACTED PERFORMANCE?

The Federal Reserve Open Market Committee (FOMC) continued to keep the overnight Fed Funds rate at the 40 year low of 1.75%. Most economists predict that the Funds rate will stay low through the end of 2002. Therefore, the money market yield curve (a graphical depiction of short-term interest rates by maturity) is relatively flat resulting in little opportunity to increase yield by buying longer maturity securities.

In 2002 I have avoided purchases of one-year paper at rates slightly over 2.00%. The Portfolio does hold one-year securities purchased in prior quarters at much higher yields.

The Portfolio also holds a large allocation of floating rate notes. Even in the flat yield curve environment, floating rate notes based on LIBOR or T-Bill indices pay higher rates than Commercial Paper.

WHAT CHANGES DID YOU MAKE AND WHY?

In 2002 I have continued to keep a low allocation of Commercial Paper in the Portfolio. Commercial Paper is the lowest yielding asset class in the prime money market sector. The allocation of Commercial Paper in the Portfolio was at 32% on June 30, slightly higher than the Dec. 31, 2001 allocation of 31%.

I continued to purchase floating rate notes in 2002. I believe that floating rate notes will perform well when the FOMC eventually begins to increase the Fed Funds rate. On June 30, the Portfolio held 38% floating rate notes and 62% fixed rate securities. This is an increase from Dec. 31 when the Portfolio held 35% floating rate and 65% fixed rate securities. The increase is despite a large number of floating rate note maturities.

I continue to use a strategy of purchasing one-year paper when the yields are attractive. With the remaining available cash, I search for the best short-term yield opportunities in floating or fixed rate securities. As always, credit risk in the Portfolio is managed very conservatively.

WHAT IS YOUR OUTLOOK?

The economic expansion has stalled, and the eroding investor confidence and corporate accounting scandals are only making the situation worse. I think that the Fed Funds rate will stay at 1.75% until sometime in the first half of 2003 when it will likely be raised, albeit slowly. With the Fed Funds rate on hold for the foreseeable future, one-year paper will yield low rates and remain unattractive. The Portfolio will likely continue to pay a yield near historical lows.

Lesley Fox, MBA

ASSISTANT VICE PRESIDENT, SAFECO ASSET MANAGEMENT; BS FINANCE, UNIVERSITY OF UTAH (1988) MBA FINANCE, GEORGE WASHINGTON UNIVERSITY (1992). LESLEY FOX JOINED SAFECO ASSET MANAGEMENT IN APRIL 2000 AS A PORTFOLIO MANAGER. SHE SPENT THE PREVIOUS FIVE YEARS MANAGING $3.5 BILLION IN SHORT-TERM FUNDS FOR KING COUNTY. SHE BEGAN HER INVESTMENT CAREER AT THE STUDENT LOAN MARKETING ASSOCIATION (SALLIE MAE) IN 1989.

PERFORMANCE OVERVIEW & PORTFOLIO OF INVESTMENTS
SAFECO RST MONEY MARKET PORTFOLIO

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2002      SIX MONTH*    1 YEAR    5 YEAR    10 YEAR
SAFECO RST MONEY MARKET PORTFOLIO          0.78%        2.18%     4.50%      4.32%

* Not annualized.

Weighted Average Maturity       40 Days
7 Day Yield                       1.57%

                                                             VALUE
PRINCIPAL AMOUNT (000's)                                   (000'S)
------------------------------------------------------------------
COMMERCIAL PAPER--32.3%

ASSET BACKED--14.0%
$      1,500    Apreco, Inc. 1.79%, due 7/01/02          $   1,500
       1,500    Ciesso, LP 1.77%, due 7/02/02                1,500
       1,500    Receivables Capital Corp.                    1,499
                1.80%, due 7/10/02

BANKS (FOREIGN)--4.7%
       1,500    National Australia Funding Corp.             1,499
                1.76%, due 7/10/02

CONSUMER FINANCE--9.0%
       1,400    Corporate Asset Funding Co.                  1,398
                1.77%, due 7/29/02
       1,500    Hyundai Motors Co., Ltd.                     1,499
                1.86%, due 7/18/02

DIVERSIFIED FINANCIAL SERVICES--4.6%
       1,500    American Express 1.76%,                      1,499
                due 7/23/02
                                                         ---------
TOTAL COMMERCIAL PAPER (COST $10,394)                       10,394
                                                         ---------
CORPORATE BONDS--52.0%

ASSET BACKED--7.8%
       1,000 #  Dorada Finance, Inc. (144A)                  1,000
                1.854%, due 5/21/03
                (acquired 5/16/02)
       1,500 #  K2 (USA) LLC (144A)                          1,500
                1.854%, due 12/09/02
                (acquired 12/03/01)
                Put Date 9/07/02

BANKS--10.6%
       1,406    Banc One Corp. 7.25%,                        1,411
                due 8/01/02
$      1,000    BankAmerica Corp.                        $   1,002
                7.75%, due 7/15/02
       1,000    PNC Funding Corp.                            1,005
                6.95%, due 9/01/02

BREWERS--2.9%
         920    New Belgium Brewery Co.                        920
                1.95%, due 7/01/15
                Put Date 7/05/02

CONSUMER FINANCE--13.1%
       1,000 #  CC USA, Inc. (144A)                      $   1,000
                2.955%, due 4/16/03
                (acquired 3/15/02)
       1,500    Countrywide Funding Corp.                    1,503
                8.25%, due 7/15/02
       1,000    Merrill Lynch & Co., Inc.                    1,000
                1.81875%, due 1/08/03
         700    Norwest Financial, Inc.                        706
                6.375%, due 9/15/02

DIVERSIFIED FINANCIAL SERVICES--14.5%
       1,000 #  Goldman Sachs Group, Inc.                    1,000
                (144A) 2.13688%, due 7/15/03
       1,200    Lehman Brothers Holdings, Inc.               1,203
                2.44%, due 12/12/02
         400    Merrill Lynch & Co., Inc.                      411
                6.875%, due 3/01/03
       1,000    Morgan Stanley Dean Witter Co.               1,025
                7.125%, due 1/15/03
       1,000    Salomon Smith Barney Holdings, Inc.          1,000
                2.06%, due 08/07/02

GENERAL MERCHANDISE STORES--3.1%
       1,000    Racetrac Capital, LLC 1.84%,                 1,000
                due 4/01/18 Put Date 7/03/02
                                                         ---------
TOTAL CORPORATE BONDS (COST $16,686)                        16,686
                                                         ---------

                      SEE NOTES TO FINANCIAL STATEMENTS

                                                             VALUE
PRINCIPAL AMOUNT (000's)                                   (000'S)
------------------------------------------------------------------
MUNICIPAL BONDS--11.0%

HOTELS--3.1%
$      1,000    Tenderfoot Seasonal Housing              $   1,000
                Facilities Revenue 1.89%,
                due 7/01/35 Put Date 7/05/02

MANAGED HEALTH CARE--7.9%
       1,270    Maryland Health and Higher                   1,270
                Education Facilities Authority
                Revenue (University of Maryland
                Medical System) 1.95%, due 7/01/29
                Put Date 7/03/02
       1,255    Maryland Health and Higher                   1,255
                Education Facilities Authority
                Revenue 1.95%, due 1/01/28
                Put Date 7/03/02
                                                         ---------
TOTAL MUNICIPAL BONDS (COST $3,525)                          3,525
                                                         ---------
CASH EQUIVALENTS--4.1%

INVESTMENT COMPANIES
$      1,324    AIM Short-Term Investments Co.            $  1,324
                Liquid Assets Money Market
                Portfolio (Institutional Shares)
                                                         ---------
TOTAL CASH EQUIVALENTS (COST $1,324)                         1,324
                                                         ---------
TOTAL INVESTMENTS
   (COST $31,929)--99.4%                                    31,929

OTHER ASSETS, LESS LIABILITIES                                 186
                                                         ---------
NET ASSETS                                                 $32,115
                                                         =========

  If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.

  Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 6/30/02. These rates change periodically based on specified market rates or indices.

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to a "qualified institutional buyer:. The total cost and value of such securities is $4,500,000 or 14.0% of net assets.

                      SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SAFECO RESOURCE SERIES TRUST
AS OF JUNE 30, 2002 (UNAUDITED)

                                                                                    PORTFOLIOS
                                                     ---------------------------------------------------------------------------
                                                                                                   SMALL
                                                                        GROWTH                   COMPANY                   MONEY
-(IN THOUSANDS, EXCEPT PER-SHARE AMOUNTS)-             EQUITY    OPPORTUNITIES     NORTHWEST       VALUE        BOND      MARKET
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments, at Cost                               $315,146         $405,354       $59,463     $24,763     $46,244     $31,929
                                                     ========         ========       =======     =======     =======     =======
  Investments, at Value:
    Unaffiliated Issuers                             $331,273         $311,808       $49,774     $27,512     $46,504     $31,929
    Affiliated Issuers                                     --           36,345            --          --          --          --
                                                     --------         --------       -------     -------     -------     -------
      Total Investments at Value                      331,273          348,153        49,774      27,512      46,504      31,929
  Collateral for Securities Loaned, at Fair Value          --           91,477         3,359       6,880         878          --
  Receivables:
    Investment Securities Sold                             --            1,003            --          --          --          --
    Trust Shares Sold                                      --               --           130          --          --          --
    Dividends and Interest                                230                7            21          31         563         251
    From Advisor                                           --               --            --          --          --           5
                                                     --------         --------       -------     -------     -------     -------
      Total Assets                                    331,503          440,640        53,284      34,423      47,945      32,185
LIABILITIES
  Payables:
    Investment Securities Purchased                        --            1,020            10          31          --          --
    Payable Upon Return of Securities Loaned               --           91,477         3,359       6,880         878          --
    Dividends                                              --               --            --          --          --          43
    Investment Advisory Fees                              194              201            29          18          27          16
    Accrued Expenses                                       37               35            13          11          12          11
                                                     --------         --------       -------     -------     -------     -------
      Total Liabilities                                   231           92,733         3,411       6,940         917          70
                                                     --------         --------       -------     -------     -------     -------
NET ASSETS                                           $331,272        $ 347,907       $49,873     $27,483     $47,028     $32,115
                                                     ========         ========       =======     =======     =======     =======
TRUST SHARES OUTSTANDING                               16,216           19,347         3,325       2,033       4,134      32,115
                                                     ========         ========       =======     =======     =======     =======
NET ASSET VALUE PER SHARE                              $20.43           $17.98        $15.00      $13.52      $11.38       $1.00
                                                     ========         ========       =======     =======     =======     =======
--------------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
  Paid in Capital (Par Value $.001, Unlimited
    Shares Authorized)                               $335,641         $409,944       $64,644     $24,393     $46,282     $32,115
  Distributable Earnings                               (4,369)         (62,037)      (14,771)      3,090         746          --
                                                     --------         --------       -------     -------     -------     -------
NET ASSETS                                           $331,272        $ 347,907       $49,873     $27,483     $47,028     $32,115
                                                     ========         ========       =======     =======     =======     =======
--------------------------------------------------------------------------------------------------------------------------------

                      SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
SAFECO RESOURCE SERIES TRUST
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2002 (UNAUDITED)

                                                                                    PORTFOLIOS
                                                     ---------------------------------------------------------------------------
                                                                                                   SMALL
                                                                        GROWTH                   COMPANY                   MONEY
-(IN THOUSANDS)-                                       EQUITY    OPPORTUNITIES     NORTHWEST       VALUE        BOND      MARKET
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                            $2,823             $155          $211        $150         $--         $--
  Interest                                                136               42            12          19       1,350         333
  Income from Securities Loaned, net                       11              239            20          11           4          --
                                                     --------         --------       -------     -------     -------     -------
    Total Investment Income                             2,970              436           243         180       1,354         333

EXPENSES
  Investment Advisory                                   1,426            1,439           203         104         170          98
  Legal and Auditing                                       15               15            10          10          10          10
  Custodian                                                17               19             5           6           4           5
  Reports to Shareholders                                  23               21             2          --           1           1
  Trustees                                                  4                4             3           3           3           2
  Other                                                   (41)              (4)           --           2           3          --
                                                     --------         --------       -------     -------     -------     -------
    Total Expenses Before Expense
      Reimbursement                                     1,444            1,494           223         125         191         116
  Expense Reimbursement From Advisor                       --               --            --          --          --         (21)
                                                     --------         --------       -------     -------     -------     -------
    Total Expenses After Expense
      Reimbursement                                     1,444            1,494           223         125         191          95
                                                     --------         --------       -------     -------     -------     -------
NET INVESTMENT INCOME (LOSS)                            1,526           (1,058)           20          55       1,163         238

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net Realized Gain (Loss) from:

    Investments in Unaffiliated Issuers               (11,902)           5,010        (3,936)        724         (80)         --
    Investments in Affiliated Issuers                      --           (8,771)           --          --          --          --
                                                     --------         --------       -------     -------     -------     -------
    Total Net Realized Gain (Loss)                    (11,902)          (3,761)       (3,936)        724         (80)         --
  Net Change in Unrealized Appreciation
    (Depreciation)                                    (60,452)         (70,305)       (2,818)        473         (40)         --
                                                     --------         --------       -------     -------     -------     -------
NET GAIN (LOSS) ON INVESTMENTS                        (72,354)         (74,066)       (6,754)      1,197        (120)         --
                                                     --------         --------       -------     -------     -------     -------
NET CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                         $(70,828)        $(75,124)      $(6,734)     $1,252      $1,043        $238
                                                     ========         ========       =======     =======     =======     =======
--------------------------------------------------------------------------------------------------------------------------------

                      SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
SAFECO RESOURCE SERIES TRUST
(UNAUDITED)

                                                                                  PORTFOLIOS
                                                               ------------------------------------------------
                                                                        EQUITY            GROWTH OPPORTUNITIES
                                                               ------------------------------------------------
-(IN THOUSANDS)-                                                  2002*        2001**       2002*       2001**
---------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income (Loss)                                 $  1,526     $   3,121    $ (1,058)   $  (1,969)
  Net Realized Gain (Loss) on Investments                       (11,902)       (8,113)     (3,761)      10,720
  Net Change in Unrealized Appreciation (Depreciation)          (60,452)      (42,678)    (70,305)      58,375
                                                               --------     ---------    --------    ---------
  Net Change in Net Assets Resulting from Operations            (70,828)      (47,670)    (75,124)      67,126
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income                                              --        (3,130)         --           --
  Net Realized Gain on Investments                                   --            --      (1,326)      (9,381)
                                                               --------     ---------    --------    ---------
    Total                                                            --        (3,130)     (1,326)      (9,381)
NET TRUST SHARE TRANSACTIONS                                    (19,600)      (37,963)     (3,656)      15,336
                                                               --------     ---------    --------    ---------
TOTAL CHANGE IN NET ASSETS                                      (90,428)      (88,763)    (80,106)      73,081
NET ASSETS AT BEGINNING OF PERIOD                               421,700       510,463     428,013      354,932
                                                               --------     ---------    --------    ---------
NET ASSETS AT END OF PERIOD                                    $331,272     $ 421,700    $347,907    $ 428,013
                                                               ========     =========    ========    =========
---------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
Increase (Decrease) in Trust Shares and Amounts

SHARES:
  Subscriptions                                                   1,433         2,896       3,200        6,860
  Reinvestments                                                      --           127          64          455
  Redemptions                                                    (2,289)       (4,538)     (3,470)      (6,630)
                                                               --------     ---------    --------    ---------
    NET CHANGE                                                     (856)       (1,515)       (206)         685
                                                               ========     =========    ========    =========
AMOUNTS:
  Subscriptions                                                $ 33,354     $  73,772    $ 65,110    $ 136,431
  Reinvestments                                                      --         3,130       1,326        9,381
  Redemptions                                                   (52,954)     (114,865)    (70,092)    (130,476)
                                                               --------     ---------    --------    ---------
    NET CHANGE                                                 $(19,600)    $ (37,963)   $ (3,656)   $  15,336
                                                               ========     =========    ========    =========
---------------------------------------------------------------------------------------------------------------

*  For the six-month period ended June 30, 2002.
** For the year ended December 31, 2001.

                      SEE NOTES TO FINANCIAL STATEMENTS

                                                                                PORTFOLIOS
                                                            ------------------------------------------------
                                                                     NORTHWEST          SMALL COMPANY VALUE
                                                            ------------------------------------------------
-(IN THOUSANDS)-                                                  2002*      2001**        2002*     2001**
------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income (Loss)                                  $    20    $     82      $    55    $   215
  Net Realized Gain (Loss) on Investments                        (3,936)     (1,162)         724        119
  Net Change in Unrealized Appreciation (Depreciation)           (2,818)     (6,885)         473      3,090
                                                                -------    --------      -------    -------
  Net Change in Net Assets Resulting from Operations             (6,734)     (7,965)       1,252      3,424
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income                                              --         (82)          --       (215)
  Net Realized Gain on Investments                                   --          --           --         --
                                                                -------    --------      -------    -------
    Total                                                            --         (82)          --       (215)
NET TRUST SHARE TRANSACTIONS                                     (2,807)     (9,302)       4,633      4,190
                                                                -------    --------      -------    -------
TOTAL CHANGE IN NET ASSETS                                       (9,541)    (17,349)       5,885      7,399
NET ASSETS AT BEGINNING OF PERIOD                                59,414      76,763       21,598     14,199
                                                                -------    --------      -------    -------
NET ASSETS AT END OF PERIOD                                     $49,873    $ 59,414      $27,483    $21,598
                                                                =======    ========      =======    =======
------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
Increase (Decrease) in Trust Shares and Amounts

SHARES:
  Subscriptions                                                     338         846          662        757
  Reinvestments                                                      --           5           --         17
  Redemptions                                                      (509)     (1,387)        (315)      (417)
                                                                -------    --------      -------    -------
    NET CHANGE                                                     (171)       (536)         347        357
                                                                =======    ========      =======    =======
AMOUNTS:
  Subscriptions                                                 $ 5,534    $ 14,753      $ 8,866    $ 8,952
  Reinvestments                                                      --          82           --        215
  Redemptions                                                    (8,341)    (24,137)      (4,233)    (4,977)
                                                                -------    --------      -------    -------
    NET CHANGE                                                  $(2,807)   $ (9,302)     $ 4,633    $ 4,190
                                                                =======    ========      =======    =======
------------------------------------------------------------------------------------------------------------

                                                                                PORTFOLIOS
                                                            -----------------------------------------------
                                                                         BOND               MONEY MARKET
                                                            -----------------------------------------------
-(IN THOUSANDS)-                                                   2002*     2001**        2002*     2001**
-----------------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income (Loss)                                   $ 1,163   $  2,252     $    238   $  1,099
  Net Realized Gain (Loss) on Investments                            (80)       939           --         --
  Net Change in Unrealized Appreciation (Depreciation)               (40)      (409)          --         --
                                                                 -------   --------     --------   --------
  Net Change in Net Assets Resulting from Operations               1,043      2,782          238      1,099
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income                                               --     (2,279)        (238)    (1,099)
  Net Realized Gain on Investments                                    --         --           --         --
                                                                 -------   --------     --------   --------
    Total                                                             --     (2,279)        (238)    (1,099)
NET TRUST SHARE TRANSACTIONS                                       1,138      7,601         (145)     5,026
                                                                 -------   --------     --------   --------
TOTAL CHANGE IN NET ASSETS                                         2,181      8,104         (145)     5,026
NET ASSETS AT BEGINNING OF PERIOD                                 44,847     36,743       32,260     27,234
                                                                 -------   --------     --------   --------
NET ASSETS AT END OF PERIOD                                      $47,028   $ 44,847     $ 32,115   $ 32,260
                                                                 =======   ========     ========   ========
-----------------------------------------------------------------------------------------------------------
OTHER INFORMATION
Increase (Decrease) in Trust Shares and Amounts

SHARES:
  Subscriptions                                                      830      1,588       38,084     76,105
  Reinvestments                                                       --        205          199      1,091
  Redemptions                                                       (728)    (1,125)     (38,428)   (72,170)
                                                                 -------   --------     --------   --------
    NET CHANGE                                                       102        668         (145)     5,026
                                                                 =======   ========     ========   ========
AMOUNTS:
  Subscriptions                                                  $ 9,330   $ 18,157     $ 38,084   $ 76,105
  Reinvestments                                                       --      2,279          199      1,091
  Redemptions                                                     (8,192)   (12,835)     (38,428)   (72,170)
                                                                 -------   --------     --------   --------
    NET CHANGE                                                   $ 1,138   $  7,601     $   (145)  $  5,026
                                                                 =======   ========     ========   ========
-----------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
(UNAUDITED)

                                               SIX-MONTH
                                                  PERIOD
                                                   ENDED
EQUITY PORTFOLIO                                 JUNE 30                                           FOR THE YEAR ENDED DECEMBER 31
                                             ------------------------------------------------------------------------------------
                                                    2002         2001         2000            1999           1998            1997
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $  24.70     $  27.46     $  31.02        $  29.97       $  25.18        $  21.75
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                             0.09         0.18         0.21            0.26           0.25            0.27
  Net Realized and Unrealized Gain (Loss)
    on Investments                                 (4.36)       (2.76)       (3.56)           2.53           6.02            5.13
                                                --------     --------     --------        --------       --------        --------
      Total From Investment Operations             (4.27)       (2.58)       (3.35)           2.79           6.27            5.40
LESS DISTRIBUTIONS
  Dividends From Net Investment Income                --        (0.18)       (0.21)          (0.26)         (0.25)          (0.27)
  Distributions from Realized Gains                   --           --           --           (1.48)         (1.23)          (1.70)
                                                --------     --------     --------        --------       --------        --------
      Total Distributions                             --        (0.18)       (0.21)          (1.74)         (1.48)          (1.97)
                                                --------     --------     --------        --------       --------        --------
NET ASSET VALUE AT END OF PERIOD                $  20.43     $  24.70     $  27.46        $  31.02       $  29.97        $  25.18
                                                ========     ========     ========        ========       ========        ========
TOTAL RETURN                                     (17.29%)*     (9.38%)     (10.79%)          9.31%         24.89%          24.85%
NET ASSETS AT END OF PERIOD (000'S)             $331,272     $421,700     $510,463        $647,078       $557,314        $389,256
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                         0.88% **     0.78%        0.78%           0.76%          0.78%           0.75%
  Net Investment Income                            0.80% **     0.69%        0.67%           0.80%          0.96%           1.19%
PORTFOLIO TURNOVER RATE                              36% **       35%          45%             32%            32%             42%

                                               SIX-MONTH
                                                  PERIOD
                                                   ENDED
GROWTH OPPORTUNITIES PORTFOLIO                   JUNE 30                                           FOR THE YEAR ENDED DECEMBER 31
                                             ------------------------------------------------------------------------------------
                                                    2002         2001         2000            1999           1998            1997
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $  21.89     $  18.81     $  22.50        $  21.30       $  23.35        $  19.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Loss                              (0.06)       (0.10)       (0.12)          (0.09)         (0.10)          (0.04)
  Net Realized and Unrealized Gain (Loss)
    on Investments                                 (3.78)        3.67        (1.27)           1.29           0.53            8.62
                                                --------     --------     --------        --------       --------        --------
      Total From Investment Operations             (3.84)        3.57        (1.39)           1.20           0.43            8.58
LESS DISTRIBUTIONS
  Distributions from Realized Gains                (0.07)       (0.49)       (2.30)             --          (2.38)          (4.49)
  Distributions from Paid in Capital                  --           --           --              --          (0.10)             --
                                                --------     --------     --------        --------       --------        --------
      Total Distributions                          (0.07)       (0.49)       (2.30)             --          (2.48)          (4.49)
                                                --------     --------     --------        --------       --------        --------
NET ASSET VALUE AT END OF PERIOD                $  17.98     $  21.89     $  18.81        $  22.50       $  21.30        $  23.35
                                                ========     ========     ========        ========       ========        ========
TOTAL RETURN                                     (17.60%)*     19.14%       (6.16%)          5.63%          1.83%          44.55%
NET ASSETS AT END OF PERIOD (000'S)             $347,907     $428,013     $354,932        $345,725       $356,407        $240,400
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                         0.77% **     0.78%        0.77%           0.78%          0.80%           0.77%
  Net Investment Loss                             (0.55%)**    (0.53%)      (0.57%)         (0.45%)        (0.48%)         (0.25%)
PORTFOLIO TURNOVER RATE                              42% **       47%          66%             53%            46%             89%
---------------------------------------------------------------------------------------------------------------------------------

*  Not annualized.

** Annualized.

                                               SIX-MONTH
                                                  PERIOD
                                                   ENDED
NORTHWEST PORTFOLIO                              JUNE 30                                           FOR THE YEAR ENDED DECEMBER 31
                                             ------------------------------------------------------------------------------------
                                                    2002         2001         2000            1999           1998            1997
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $  16.99     $  19.04     $  22.68         $ 15.64        $ 15.20         $ 12.12
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                      0.01         0.02        (0.02)          (0.02)         (0.05)           0.03
  Net Realized and Unrealized Gain (Loss)
    on Investments                                 (2.00)       (2.05)       (3.37)           8.56           0.49            3.73
                                                --------     --------     --------         -------        -------         -------
      Total From Investment Operations             (1.99)       (2.03)       (3.39)           8.54           0.44            3.76
LESS DISTRIBUTIONS
  Dividends from Net Investment Income                --        (0.02)          --              --             --           (0.03)
  Distributions from Realized Gains                   --           --        (0.25)          (1.50)            --           (0.65)
                                                --------     --------     --------         -------        -------         -------
      Total Distributions                             --        (0.02)       (0.25)          (1.50)            --           (0.68)
                                                --------     --------     --------         -------        -------         -------
NET ASSET VALUE AT END OF PERIOD                $  15.00     $  16.99     $  19.04         $ 22.68        $ 15.64         $ 15.20
                                                ========     ========     ========         =======        =======         =======
TOTAL RETURN                                     (11.71%)*    (10.64%)     (14.93%)         54.62%          2.89%+         31.02%+
NET ASSETS AT END OF PERIOD (000'S)             $ 49,873     $ 59,414     $ 76,763         $47,924        $24,587         $19,795
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                   0.82%**      0.81%        0.81%           0.84%          0.99%           0.94%
  Net Expenses                                     0.82%**      0.81%        0.81%           0.84%          0.96%           0.73%
  Net Investment Income (Loss)                     0.07%**      0.13%       (0.12%)         (0.24%)        (0.32%)          0.27%
PORTFOLIO TURNOVER RATE                              12%**        48%          34%             37%            47%             48%
---------------------------------------------------------------------------------------------------------------------------------

                                               SIX-MONTH                                                           APRIL 30, 1997
                                                  PERIOD                                                            (COMMENCEMENT
                                                   ENDED                                                           OF OPERATIONS)
SMALL COMPANY VALUE PORTFOLIO                    JUNE 30               FOR THE YEAR ENDED DECEMBER 31              TO DECEMBER 31
                                             ------------------------------------------------------------------------------------
                                                    2002         2001         2000            1999           1998            1997
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD           $ 12.81      $ 10.68      $ 11.39         $  9.87       $  12.33         $ 10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                      0.03         0.13         0.02           (0.01)         (0.03)           0.01
  Net Realized and Unrealized Gain (Loss)
    on Investments                                  0.68         2.13        (0.71)           1.53          (2.43)           2.83
                                                 -------      -------      -------         -------       --------         -------
      Total From Investment Operations              0.71         2.26        (0.69)           1.52          (2.46)           2.84
LESS DISTRIBUTIONS
  Dividends from Net Investment Income                --        (0.13)       (0.02)             --             --           (0.01)
  Distributions from Realized Gains                   --           --           --              --             --           (0.50)
                                                 -------      -------      -------         -------       --------         -------
      Total Distributions                             --        (0.13)       (0.02)             --             --           (0.51)
                                                 -------      -------      -------         -------       --------         -------
NET ASSET VALUE AT END OF PERIOD                 $ 13.52      $ 12.81      $ 10.68         $ 11.39       $   9.87         $ 12.33
                                                 =======      =======      =======         =======       ========         =======
TOTAL RETURN                                       5.54%*      21.15%+      (6.02%)+        15.40%+       (19.95%)+        28.40%+*
NET ASSETS AT END OF PERIOD (000'S)              $27,483      $21,598      $14,199         $14,054       $ 11,780         $10,250
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                   1.02%**      1.09%        1.04%           1.22%          1.15%           1.24%**
  Net Expenses                                     1.02%**      0.96%        0.95%           0.95%          0.95%           0.95%**
  Net Investment Income (Loss)                     0.45%**      1.26%        0.22%          (0.14%)        (0.32%)          0.19%**
PORTFOLIO TURNOVER RATE                              66%**        97%         116%            128%            92%             48%**
---------------------------------------------------------------------------------------------------------------------------------

+ The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 6 of Notes to Financial Statements).

*  Not annualized.

** Annualized.

                                               SIX-MONTH
                                                  PERIOD
                                                   ENDED
BOND PORTFOLIO                                   JUNE 30                                           FOR THE YEAR ENDED DECEMBER 31
                                             ------------------------------------------------------------------------------------
                                                    2002         2001         2000            1999           1998            1997
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD           $ 11.12      $ 10.92      $ 10.33         $ 11.41        $ 11.04         $ 10.75
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                             0.28         0.59         0.63            0.62           0.50            0.61
  Net Realized and Unrealized Gain (Loss)
    on Investments                                 (0.02)        0.20         0.59           (1.07)          0.49            0.29
                                                 -------      -------      -------         -------        -------         -------
      Total From Investment Operations              0.26         0.79         1.22           (0.45)          0.99            0.90
LESS DISTRIBUTIONS
  Dividends From Net Investment Income                --        (0.59)       (0.63)          (0.62)         (0.50)          (0.61)
  Distributions from Realized Gains                   --           --           --           (0.01)         (0.12)             --
                                                 -------      -------      -------         -------        -------         -------
      Total Distributions                             --        (0.59)       (0.63)          (0.63)         (0.62)          (0.61)
                                                 -------      -------      -------         -------        -------         -------
NET ASSET VALUE AT END OF PERIOD                 $ 11.38      $ 11.12      $ 10.92         $ 10.33        $ 11.41         $ 11.04
                                                 =======      =======      =======         =======        =======         =======
TOTAL RETURN                                       2.34%*       7.28%        11.79          (3.99%)         8.90%+          8.41%+
NET ASSETS AT END OF PERIOD (000'S)              $47,028      $44,847      $36,743         $28,131        $30,117         $17,881
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                   0.83%**      0.82%        0.90%           0.91%          0.98%           0.90%
  Net Expenses                                     0.83%**      0.82%        0.90%           0.91%          0.83%           0.74%
  Net Investment Income                            5.10%**      5.56%        6.03%           5.33%          5.50%           5.75%
PORTFOLIO TURNOVER RATE                              92%**       133%         104%            147%           165%            151%
---------------------------------------------------------------------------------------------------------------------------------

                                               SIX-MONTH
                                                  PERIOD
                                                   ENDED
MONEY MARKET PORTFOLIO                           JUNE 30                                           FOR THE YEAR ENDED DECEMBER 31
                                             ------------------------------------------------------------------------------------
                                                    2002         2001         2000            1999           1998            1997
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD           $  1.00      $  1.00      $  1.00         $  1.00        $  1.00         $  1.00
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                             0.01         0.04         0.05            0.04           0.04            0.05
                                                 -------      -------      -------         -------        --------        -------
LESS DISTRIBUTIONS
  Dividends From Net Investment Income             (0.01)       (0.04)       (0.05)          (0.04)         (0.04)          (0.05)
                                                 -------      -------      -------         -------        --------        -------
NET ASSET VALUE AT END OF PERIOD                 $  1.00      $  1.00      $  1.00         $  1.00        $  1.00         $  1.00
                                                 =======      =======      =======         =======        =======         =======
TOTAL RETURN                                       0.78%+*      3.75%        5.82%           4.63%          4.95%+          5.08%+
NET ASSETS AT END OF PERIOD (000'S)              $32,115      $32,260      $27,234         $29,135        $27,623         $17,757
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                   0.77%**      0.78%        0.84%           0.78%          0.89%           0.81%
  Net Expenses                                     0.63%**^     0.78%        0.84%           0.78%          0.81%           0.64%
  Net Investment Income                            1.59%**      3.64%        5.70%           4.52%          4.87%           4.97%
---------------------------------------------------------------------------------------------------------------------------------

+ The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 6 of Notes to Financial Statements).

*  Not annualized.

** Annualized.

^  Net of fee waiver by advisor (see note 6 of Notes to Financial Statements).

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. GENERAL

SAFECO Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is comprised of the Equity, Growth Opportunities, Northwest, Small Company Value, Bond and Money Market Portfolios. Each of the six Portfolios has different investment objectives. Shares of the Trust Portfolios are available only as funding vehicles for certain variable annuity and variable life products sold by SAFECO Life Insurance Company and other insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

SECURITY VALUATION. Investments in securities traded on a national securities exchange are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, for which the last quoted asked price is used. Short-term notes are valued at amortized cost, which approximates market value. Fixed income securities are stated on the basis of valuations provided by pricing service, which uses information with respect to transactions in comparable securities, quotations from securities dealers, market transactions in comparable securities and various relationships between securities in determining value. For the Money Market Portfolio, short-term securities purchased at par are valued at cost. For all Portfolios, temporary investments in other mutual funds are valued at net asset value. When valuations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis.

SECURITIES LENDING. The Portfolios (excluding the Money Market Portfolio) may lend portfolio securities to broker-dealers and to qualified banks. The loans are secured by cash collateral in an amount equal to at least the market value, as of the prior business day, of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Portfolios will continue to receive the interest and dividends on the loaned securities, while earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower is required to return to the Portfolio securities identical to the loaned securities. The Portfolios may pay reasonable administrative fees in connection with the loans of their securities and share the interest earned on the collateral with the borrower. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

INCOME RECOGNITION. Dividend income less foreign taxes withheld (if any), is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest is accrued on short-term investments and bonds daily. Income from market discount is recorded at disposition.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. In the Equity, Growth Opportunities, Northwest, Small Company Value and Bond Portfolios, distributions to shareholders from net investment income and realized gains, (if any) are normally recorded in December and March. In the Money Market Portfolio, dividends to shareholders from net investment income are declared as of the close of each business day and payment is made as of the last business day of each month. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

FEDERAL INCOME AND EXCISE TAXES. Each Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to shareholders in a manner which results in no taxes to the Portfolios. Therefore, no federal income or excise tax provision is required.

ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS

Following is a summary of investment transactions (excluding short-term securities) during the six-month period ended June 30, 2002:

(IN THOUSANDS)                                         PURCHASES           SALES
--------------------------------------------------------------------------------
Equity Portfolio                                         $66,160         $84,825
Growth Opportunities Portfolio                            81,394          84,332
Northwest Portfolio                                        3,228           7,276
Small Company Value Portfolio                             11,759           7,497
Bond Portfolio                                            24,999          20,759
--------------------------------------------------------------------------------

Purchases in the Bond Portfolio include $8,244 of U.S. Government securities. Sales in the Bond Portfolio include $5,312 of U.S. Government securities.

4. PORTFOLIO SECURITIES LOANED

At June 30, 2002 the value of securities on loan and related collateral received for portfolio securities loaned were as follows:

                                                           VALUE
                                                   OF SECURITIES       COLLATERAL
(IN THOUSANDS)                                           ON LOAN         RECEIVED
---------------------------------------------------------------------------------
Growth Opportunities Portfolio                           $87,410          $91,477
Northwest Portfolio                                        3,204            3,359
Small Company Value Portfolio                              6,630            6,880
Bond Portfolio                                               863              878

5. COMPONENTS OF ACCUMULATED UNDISTRIBUTED INCOME (LOSS) AND DISTRIBUTABLE EARNINGS

At June 30, 2002, accumulated undistributed income (loss) was as follows:

                                                                                                             SMALL
                                                                            GROWTH                         COMPANY
(IN THOUSANDS)                                          EQUITY       OPPORTUNITIES       NORTHWEST           VALUE         BOND
-------------------------------------------------------------------------------------------------------------------------------
Gross Unrealized Appreciation on Investments          $ 87,556           $  82,268        $  8,591         $ 5,126       $1,047
Gross Unrealized Depreciation on Investments           (71,429)           (139,469)        (18,280)         (2,377)        (787)
                                                      --------           ---------        --------         -------       ------
Net Unrealized Appreciation (Depreciation)
  on Investments                                        16,127             (57,201)         (9,689)          2,749          260
Accumulated Net Investment Income (Loss)                 1,526              (1,058)             19              55        1,136
Accumulated Realized Gain (Loss)                       (22,022)             (3,778)         (5,101)            286         (650)
                                                      --------           ---------        --------         -------       ------
Accumulated Undistributed Income (Loss)               $ (4,369)          $ (62,037)       $(14,771)        $ 3,090       $  746
                                                      ========           =========        ========         =======       ======

At June 30, 2002, the estimated components of distributable earnings on a tax basis were as follows:

                                                                                                       SMALL
                                                                      GROWTH                         COMPANY
(IN THOUSANDS)                                    EQUITY       OPPORTUNITIES       NORTHWEST           VALUE         BOND
-------------------------------------------------------------------------------------------------------------------------
Undistributed Long-term Capital Gain (Loss)      $(5,402)           $ (5,139)       $ (4,017)         $  157       $   40
Undistributed Ordinary Income (Loss)              (4,975)                319             100             622        1,043
Capital Loss Carryforward*                        (9,441)                 --          (1,165)           (438)        (570)
Net Unrealized Appreciation (Depreciation)
  on Investments                                  15,449             (57,217)         (9,689)          2,749          233
                                                 -------            --------        --------          ------       ------
Distributable Earnings                           $(4,369)           $(62,037)       $(14,771)         $3,090       $  746
                                                 =======            ========        ========          ======       ======

Differences between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and the premium and discount amortization required for book purposes but not for tax purposes.

* At June 30, 2002, the following portfolios had accumulated net realized losses on investment transactions that represent capital loss carryforwards for Federal Income tax purposes, which expire as follows:

                                      AMOUNTS              EXPIRATION
  (IN THOUSANDS)                      (000'S)                   DATES
  -------------------------------------------------------------------
  Equity Portfolio                     $9,441               2008-2009
  Northwest Portfolio                   1,165                    2009
  Small Company Value Portfolio           438                    2007
  Bond Portfolio                          570               2007-2008
  -------------------------------------------------------------------

6. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees. SAFECO Asset Management Company receives investment advisory fees from the Portfolios. For the Equity, Growth Opportunities, Northwest and Bond Portfolios, the fee is based on average daily net assets at an annual rate of .74%. For the Small Company Value Portfolio, the fee is based on average daily net assets at an annual rate of .85%. For the Money Market Portfolio, the fee is based on average daily net assets at an annual rate of .65%.

NOTES PAYABLE AND INTEREST EXPENSE. The Portfolios may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates equivalent to commercial bank interest rates. At June 30, 2002, no such borrowings were outstanding.

LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $125 million is available to meet short-term financing needs. At June 30, 2002, no such borrowings were outstanding.

AFFILIATE OWNERSHIP. At June 30, 2002, SAFECO Life Insurance Company owned over 14,187,000 shares (84% of outstanding shares) of the RST Equity Portfolio, and 13,387,000 shares (or 68%) of the RST Growth Opportunities Portfolio.

EXPENSE REIMBURSEMENT. For the Equity, Growth Opportunities, Northwest, Bond and Money Market Portfolios, SAFECO Life Insurance Company has agreed to pay all the expenses of the Portfolios except for investment advisory fees if net assets of the Portfolio are below $20 million. For the Small Company Value Portfolio, if net assets are below $20 million, SAFECO Asset Management pays all expenses in excess of .10% of the Portfolio's net assets other than investment advisory fees. When net assets exceed $20 million, the Portfolios are charged for all operating expenses.

SAFECO Asset Management Company voluntarily waived a portion of the Investment Advisory fee for the RST Money Market Portfolio. For the period beginning January 25, 2002 through March 17, 2002, 0.10% was waived. For the period from March 18, 2002 to June 30, 2002, 0.20% was waived. The total fee waived for the six month period ended June 30, 2002 was $21,716.

7. INVESTMENTS IN AFFILIATES

Each of the companies listed below is an affiliate of the Growth
Opportunities Portfolio because the portfolio owned at least 5% of the company's voting securities during the six-month period ended June 30, 2002:

                                       SHARES AT                                  SHARES AT                     MARKET VALUE
                                       BEGINNING                                     END OF                 OF AFFILIATES AT
(IN THOUSANDS)                         OF PERIOD     ADDITIONS      REDUCTIONS       PERIOD     DIVIDENDS      JUNE 30, 2002
----------------------------------------------------------------------------------------------------------------------------
Concepts Direct, Inc.                        495            --              --          495            --            $   644
Nastech Pharmaceutical Co., Inc.*            410            17              --          427            --                 --
PolyMedica Corp.                             625            --              --          625            --             15,968
Provell, Inc.*                               400            --            (400)          --            --                 --
Rent-Way, Inc.                             1,440            --              --        1,440            --             18,645
Suburban Lodges of America, Inc.*            735            --            (735)          --            --                 --
Travis Boats & Motors, Inc.                  367            --              --          367            --                606
TRM Copy Centers Corp.                       567            --              --          567            --                482
                                                                                                                     -------
                                                                                                                     $36,345
                                                                                                                     =======

------------------------------------------------------------------------------
* Company was not an affiliate at the end of the period.

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                                      43

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                                      44

TRUSTEE AND OFFICER INFORMATION


                       POSITION(S)      TERM OF OFFICE
                        HELD WITH       AND LENGTH OF              PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE   TRUSTS          TIME SERVED               DURING THE PAST 5 YEARS
------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

BARBARA J. DINGFIELD    Trustee      Term: Age 72          Consultant. From 1994 to 1999 she was the
4854 154th Place NE                  Time Served: 11 years Director of Community Affairs for Microsoft
Redmond, WA 98052                                          Corporation, Redmond, Washington.
(56)

RICHARD E. LUNDGREN     Trustee      Term: Age 72          Retired in 2000 from position as Director of
4854 154th Place NE                  Time Served: 18 years Marketing and Customer Relations, Building
Redmond, WA 98052                                          Materials Distribution, Weyerhaeuser
(64)                                                       Company, Tacoma, Washington.

LARRY L. PINNT          Trustee      Term: Age 72          Retired Vice president and Chief Financial
4854 154th Place NE                  Time Served: 16 years Officer of U.S. WEST Communications,
Redmond, WA 98052                                          Seattle, Washington.
(67)


JOHN W. SCHNEIDER       Trustee      Term: Age 72          President and sole owner of Wallingford
4854 154th Place NE                  Time Served: 18 years Group, Inc., Seattle, Washington, a
Redmond, WA 98052                                          company consulting on the acquisition/
(60)                                                       disposition and development of real estate.

INTERESTED TRUSTEE

RANDALL H. TALBOT       Chairman and Term: Age 72          President of SAFECO Life Insurance Company
5069 154th Place NE     Trustee      Time Served: 1 year   since 1998. From 1975 to 1998 he was President
Redmond, WA 98052                                          and CEO of Talbot Financial Corporation.
(48)

OFFICERS

ROGER F. HARBIN         President    Time Served: Six      Senior Vice President of SAFECO Life
5069 154th Place NE                  Months                Insurance Company from 1992 to 1998. Since
Redmond, WA 98052                                          1998, Executive Vice President and Actuary
(51)                                                       of SAFECO Life Insurance Company. In
                                                           November 2001, named Director and President
                                                           of SAFECO Services Corporation, Director of
                                                           SAFECO Asset Management Company, Director
                                                           and President of SAFECO Securities, Inc.

RONALD L. SPAULDING     Vice         Time Served: 7 years  Chairman of SAFECO Asset Management
Two Union Square        President                          Company; Treasurer and Chief Investment
601 Union Street 25th   Treasurer                          Officer of SAFECO Corporation; Vice
Floor                                                      President of SAFECO Insurance Companies;
Seattle, WA 98101                                          Director, Vice President and Treasurer of
(57)                                                       First SAFECO Life Insurance Company of New
                                                           York; former Senior Portfolio Manager of
                                                           SAFECO Insurance Companies and Portfolio
                                                           Manager for SAFECO Mutual Funds.

DAVID H. LONGHURST      Vice         Time Served: 2 years  Vice President, Treasurer, Controller and
4854 154th Place NE     President,                         Secretary of SAFECO Asset Management
Redmond, WA 98052       Secretary,                         Company; Vice President, Treasurer,
(45)                    Controller                         Controller and Secretary of SAFECO Services
                                                           Corporation; and Vice President, Treasurer,
                                                           Controller and Secretary and Financial Principal
                                                           of SAFECO Securities, Inc. since July 2000.
                                                           Treasurer, Controller, Secretary and Financial
                                                           Principal of SAFECO Investment Services, Inc.
                                                           since March 2000; Assistant Controller of
                                                           SAFECO Securities, Inc., SAFECO Services
                                                           Corporation and SAFECO Asset Management
                                                           Company from 1996 to June 2000.

SCOTT D. MURPHY         Assistant    Time Served: 2 years  Assistant Controller, SAFECO Asset
4854 154th Place NE     Controller                         Management Company and SAFECO Services
Redmond, WA 98052                                          Corporation since June 2000. Assistant
(40)                                                       Controller of SAFECO Securities, Inc. since
                                                           May 2001. Former Senior Vice President and
                                                           Chief Financial Officer with Nichols Brothers
                                                           Boat Builders, Inc., a commercial ship building
                                                           and repair company, from April 1991 to
                                                           April 2000.

SUSAN TRACEY            Assistant    Time Served: 1 year   Tax Manager for SAFECO Corporation. Assistant
SAFECO Plaza            Secretary                          Secretary of SAFECO Asset Management
4333 Brooklyn Ave. NE                                      Company, SAFECO Securities, Inc. and SAFECO
Seattle, WA 98185                                          Services Corporation. She has been employed
(51)                                                       by SAFECO Corporation since 1987.

STEPHEN COLLIER         Assistant    Time Served: 1 year   Director of Taxation and Assistant Vice
SAFECO Plaza            Secretary                          President of SAFECO Corporation; Assistant
4333 Brooklyn Ave. NE                                      Secretary of SAFECO Asset Management
Seattle, WA 98185                                          Company, SAFECO Securities, Inc. and SAFECO
(49)                                                       Services Corporation. He has been an executive
                                                           officer of SAFECO Corporation and subsidiaries
                                                           since 1991.

                             NUMBER OF
                        PORTFOLIOS IN FUND
                         COMPLEX OVERSEEN            OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE      BY TRUSTEE                 HELD BY TRUSTEE
-------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

BARBARA J. DINGFIELD        25 SAFECO                  First SAFECO
4854 154th Place NE         Mutual Funds               Life Insurance Co.
Redmond, WA 98052
(56)

RICHARD E. LUNDGREN         25 SAFECO                  First SAFECO
4854 154th Place NE         Mutual Funds               Life Insurance Co.
Redmond, WA 98052
(64)

LARRY L. PINNT              25 SAFECO                  First SAFECO Life
4854 154th Place NE         Mutual Funds               Insurance Co., Director
Redmond, WA 98052                                      of Cascade Natural Gas
(67)                                                   Corporation, Seattle,
                                                       Washington.

JOHN W. SCHNEIDER           25 SAFECO                  First SAFECO
4854 154th Place NE         Mutual Funds               Life Insurance Co.
Redmond, WA 98052
(60)

INTERESTED TRUSTEE

RANDALL H. TALBOT           25 SAFECO                  First SAFECO Life
5069 154th Place NE         Mutual Funds               Insurance Co., Director
Redmond, WA 98052                                      of Netstock Corporation,
(48)                                                   Bellevue, Washington

OFFICERS

ROGER F. HARBIN
5069 154th Place NE
Redmond, WA 98052
(51)





RONALD L. SPAULDING
Two Union Square
601 Union Street 25th
Floor
Seattle, WA 98101
(57)




DAVID H. LONGHURST
4854 154th Place NE
Redmond, WA 98052
(45)










SCOTT D. MURPHY
4854 154th Place NE
Redmond, WA 98052
(40)






SUSAN TRACEY
SAFECO Plaza
4333 Brooklyn Ave. NE
Seattle, WA 98185
(51)

STEPHEN COLLIER
SAFECO Plaza
4333 Brooklyn Ave. NE
Seattle, WA 98185
(49)



The Statement of Additional Information (SAI) includes additional information about Fund trustees and is available upon request without charge by contacting the Fund at SAFECO Securities, Inc. 4854 154th Place NE, Redmond, WA 98052. Telephone 1-800-624-5711 Deaf and Hard of Hearing TTY/TDD Service 1-800-438-8718.

SAFECO RESOURCE SERIES TRUST

INVESTMENT ADVISOR:
SAFECO Asset Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank

[SAFECO LOGO]

Printed on Recycled Paper:
(R)A registered trademark of SAFECO Corporation.